UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21825

AARP FUNDS

(Exact name of registrant as specified in charter)

650 F. STREET NW WASHINGTON, DC 20004

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

LARRY C. RENFRO AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004	JANE KANTER, ESQ. DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

AARP CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2006 (unaudited)

Shares		Value
	MUTUAL FUNDS—100.4%
246,665	U.S. Bond Market Portfolio[1]	$2,424,721
62,654	U.S. Stock Market Portfolio[1]	646,592
15,221	International Stock Market Portfolio[1]	161,648

	TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $3,250,088)	3,232,961

	OTHER ASSETS AND LIABILITIES—NET-(0.4)%	(13,630)

	TOTAL NET ASSETS—100.0%	$3,219,331

1	Affiliated issuer. Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation

Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies that are managed by the advisor are valued as described below.

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on the valuation date and, in general, as furnished by an independent pricing service. Equity securities are valued at the latest quoted sales price or official closing price taken from the primary market in which each security trades; those securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Fixed-income instruments (other than short-term instruments) are generally valued at an evaluated mean price (which utilizes both dealer-supplied valuations and electronic data processing techniques which consider such factors as security prices, yields, maturities, and ratings) as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investments for federal tax purposes amounts to $3,250,088. The net unrealized depreciation of investments on a federal tax basis amounts to $17,127. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,205 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,332.

Transactions in affiliated issuers:

Name of Affiliated Issuer	Balance of Shares Held January 1, 2006	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held March 31, 2006	Value March 31, 2006	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	—	260,541	13,876	246,665	$2,424,721	$17,000	$(1,063)
U.S. Stock Market Portfolio	—	66,359	3,705	62,654	646,592	1,743	(499)
International Stock Market Portfolio	—	16,024	803	15,221	161,648	737	(115)

Total					$3,232,961	$19,480	$(1,677)

The Fund invests in the following open-end management companies (Fund Investments), registered under the Investment Company Act of 1940 (the “Act”) which are managed by AARP Financial Incorporated.

Fund	Investment Objective
U.S. Bond Market Portfolio	Seeks to produce the return of the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio.

U.S Stock Market Portfolio	Seeks to produce the return of the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio.

International Stock Market Portfolio	Seeks to produce the return of the MSCI Europe, Australasia and the Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio.

Income distributions from U.S. Bond Market Portfolio, U.S Stock Market Portfolio, and International Stock Market Portfolio are declared and paid quarterly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-958-6457.

AARP MODERATE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2006 (unaudited)

Shares		Value
	MUTUAL FUNDS—100.2%
285,260	U.S. Bond Market Portfolio[1]	$2,804,110
217,373	U.S. Stock Market Portfolio[1]	2,243,288
52,808	International Stock Market Portfolio[1]	560,822

	TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $5,620,643)	5,608,220

	OTHER ASSETS AND LIABILITIES—NET-(0.2)%	(13,377)

	TOTAL NET ASSETS—100.0%	$5,594,843

1	Affiliated issuer. Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation

Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies that are managed by the advisor are valued as described below.

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on the valuation date and, in general, as furnished by an independent pricing service. Equity securities are valued at the latest quoted sales price or official closing price taken from the primary market in which each security trades; those securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Fixed-income instruments (other than short-term instruments) are generally valued at an evaluated mean price (which utilizes both dealer-supplied valuations and electronic data processing techniques which consider such factors as security prices, yields, maturities, and ratings) as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investments for federal tax purposes amounts to $5,620,643. The net unrealized depreciation of investments on a federal tax basis amounts to $12,423. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,120 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,543.

Transactions in affiliated issuers:

Name of Affiliated Issuer	Balance of Shares Held January 1, 2006	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held March 31, 2006	Value March 31, 2006	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	—	97,365	3,452	93,912	$923,158	$6,745	$(270)
U.S. Stock Market Portfolio	—	222,696	7,928	214,768	2,216,411	6,222	(1,087)
International Stock Market Portfolio	—	52,528	336	52,192	554,275	2,635	6

Total					$3,693,844	$15,602	$(1,351)

The Fund invests in the following open-end management companies (Fund Investments), registered under the Investment Company Act of 1940 (the “Act”) which are managed by AARP Financial Incorporated.

Fund	Investment Objective
U.S. Bond Market Portfolio	Seeks to produce the return of the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio.

U.S Stock Market Portfolio	Seeks to produce the return of the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio.

International Stock Market Portfolio	Seeks to produce the return of the MSCI Europe, Australasia and the Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio.

Income distributions from U.S. Bond Market Portfolio, U.S Stock Market Portfolio, and International Stock Market Portfolio are declared and paid quarterly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-958-6457.

AARP AGGRESSIVE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2006 (unaudited)

Shares		Value
	MUTUAL FUNDS—100.4%
93,912	U.S. Bond Market Portfolio[1]	$923,158
214,768	U.S. Stock Market Portfolio[1]	2,216,411
52,192	International Stock Market Portfolio[1]	554,275

	TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $3,667,472)	3,693,844

	OTHER ASSETS AND LIABILITIES—NET-(0.4)%	(13,935)

	TOTAL NET ASSETS—100.0%	$3,679,909

1	Affiliated issuer. Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation

Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies that are managed by the advisor are valued as described below.

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on the valuation date and, in general, as furnished by an independent pricing service. Equity securities are valued at the latest quoted sales price or official closing price taken from the primary market in which each security trades; those securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Fixed-income instruments (other than short-term instruments) are generally valued at an evaluated mean price (which utilizes both dealer-supplied valuations and electronic data processing techniques which consider such factors as security prices, yields, maturities, and ratings) as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investments for federal tax purposes amounts to $3,667,472. The net unrealized appreciation of investments on a federal tax basis amounts to $26,372. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,728 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,356.

The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Transactions in affiliated issuers:

Name of Affiliated Issuer	Balance of Shares Held January 1, 2006	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held March 31, 2006	Value March 31, 2006	Income from Investments in Affiliated Issuers	Gain (Loss) from Investments in Affiliated Issuers
U.S. Bond Market Portfolio	—	291,445	6,185	285,260	$2,804,110	$20,771	$(472)
U.S. Stock Market Portfolio	—	221,482	4,109	217,373	2,243,288	6,388	(649)
International Stock Market Portfolio	—	52,931	123	52,808	560,822	2,705	(25)

Total					$5,608,220	$29,864	$(1,146)

The Fund invests in the following open-end management companies (Fund Investments), registered under the Investment Company Act of 1940 (the “Act”) which are managed by AARP Financial Incorporated.

Fund	Investment Objective
U.S. Bond Market Portfolio	Seeks to produce the return of the Lehman Brothers Aggregate Bond Index as closely as possible, before deduction of expenses of the Portfolio.

U.S Stock Market Portfolio	Seeks to produce the return of the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the Portfolio.

International Stock Market Portfolio	Seeks to produce the return of the MSCI Europe, Australasia and the Far East (“EAFE”) Index as closely as possible, before deduction of expenses of the Portfolio.

Income distributions from U.S. Bond Market Portfolio, U.S Stock Market Portfolio, and International Stock Market Portfolio are declared and paid quarterly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-958-6457.

AARP PORTFOLIOS

U.S. STOCK MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS—96.2%
	Consumer Discretionary—11.4%
60	1 ACCO Brands Corp.	$1,332
60	ADVO, Inc.	1,920
149	Abercrombie and Fitch Co., Class A	8,686
120	Advance Auto Parts, Inc.	4,996
70	[1] Aeropostale, Inc.	2,111
420	[1] Amazon.Com, Inc.	15,334
150	American Eagle Outfitters, Inc.	4,479
100	American Greetings Corp., Class A	2,162
80	[1] AnnTaylor Stores Corp.	2,943
110	Applebees International, Inc.	2,700
70	[1] aQuantive, Inc.	1,647
100	ArvinMeritor, Inc.	1,491
200	[1] Autonation, Inc.	4,310
89	[1] Autozone, Inc.	8,872
60	[1] Aztar Corp.	2,519
80	1 BJ’s Wholesale Club, Inc.	2,520
60	Bandag, Inc.	2,144
70	Barnes & Noble, Inc.	3,237
50	[1] Beacon Roofing Supply, Inc.	2,032
40	Beazer Homes USA, Inc.	2,628
396	[1] Bed Bath & Beyond, Inc.	15,206
150	Belo Corp., Class A	2,982
639	Best Buy Co., Inc.	35,739
170	[1] Big Lots, Inc.	2,373
114	Black & Decker Corp.	9,905
90	Bob Evans Farms, Inc.	2,674
100	Borders Group, Inc.	2,524
60	BorgWarner, Inc.	3,602
50	Boyd Gaming Corp.	2,497
88	[1] Brightpoint, Inc.	2,733
100	Brinker International, Inc.	4,225
110	Brunswick Corp.	4,275
40	Building Materials Holding Corp.	1,426
40	Burlington Coat Factory Warehouse Corp.	1,818
70	CBRL Group, Inc.	3,074
931	CBS Corp., Class B	22,325
70	CDW Corp.	4,120
50	1 CEC Entertainment, Inc.	1,681
346	[1] Cablevision Systems Corp.	9,238
120	Callaway Golf Co.	2,064
120	[1] Carmax, Inc.	3,922
674	Carnival Corp.	31,927
30	[1] Carter Holdings	2,025
70	Catalina Marketing Corp.	1,617
174	Centex Corp.	10,786

110	[1] Champion Enterprises, Inc.	1,646
150	[1] Charming Shoppes, Inc.	2,231
90	[1] Cheesecake Factory, Inc.	3,371
265	[1] Chico’s FAS, Inc.	10,770
30	[1] Children’s Place Retail Stores, Inc./The	1,737
100	Choice Hotels, Inc.	4,578
200	Circuit City Stores, Inc.	4,896
100	Claire’s Stores, Inc.	3,631
580	Clear Channel Communications, Inc.	16,826
490	[1] Coach, Inc.	16,944
75	[1] Coldwater Creek, Inc.	2,085
1,814	[1] Comcast Corp., Class A	47,454
1,109	[1] Comcast Corp., Class A Special	28,967
110	Cooper Tire & Rubber Co.	1,577
100	[1] Copart, Inc.	2,745
671	Costco Wholesale Corp.	36,341
380	D.R. Horton, Inc.	12,624
160	Darden Restaurants, Inc.	6,565
50	[1] Dick’s Sporting Goods, Inc.	1,984
80	Dillard’s, Inc.	2,083
987	1 DIRECTV Group, Inc./The	16,187
290	Dollar General Corp.	5,124
120	[1] Dollar Tree Stores, Inc.	3,320
60	Domino’s Pizza, Inc.	1,713
79	Dow Jones & Co, Inc.	3,105
60	[1] DreamWorks Animation SKG, Inc.	1,587
40	[1] Dress Barn, Inc.	1,918
415	Eastman Kodak Co.	11,803
329	[1] EchoStar Communications Corp.	9,827
60	Entercom Communications Corp.	1,675
50	Ethan Allen Interiors, Inc.	2,101
290	[1] Expedia, Inc.	5,878
90	EW Scripps Co.	4,024
160	Family Dollar Stores, Inc.	4,256
352	Federated Department Stores, Inc.	25,696
80	Finish Line, Inc.	1,316
170	Foot Locker, Inc.	4,060
2,270	Ford Motor Co.	18,069
184	Fortune Brands, Inc.	14,836
80	[1] Fossil, Inc.	1,486
80	Furniture Brands International, Inc.	1,961
60	[1] GameStop Corp., Class A	2,828
100	[1] GameStop Corp., Class B	4,332
350	Gannett Co., Inc.	20,972
806	Gap, Inc.	15,056
70	Garmin Ltd.	5,560
50	[1] Gaylord Entertainment Co.	2,269
607	General Motors Corp.	12,911
40	[1] Genesco, Inc.	1,556
180	Gentex Corp.	3,143
60	[1] Getty Images, Inc.	4,493
180	[1] Goodyear Tire & Rubber Co.	2,606
100	Group 1 Automotive, Inc.	4,754
130	GTech Holdings Corp.	4,427
40	[1] Guitar Center, Inc.	1,908
60	HNI Corp.	3,540

390	Harley-Davidson, Inc.	20,233
97	Harman International Industries, Inc.	10,780
219	Harrah’s Entertainment, Inc.	17,073
80	Harte-Hanks, Inc.	2,188
200	Hasbro, Inc.	4,220
60	[1] Hibbett Sporting Goods, Inc.	1,979
505	Hilton Hotels Corp.	12,857
2,925	Home Depot, Inc.	123,728
30	[1] Hovnanian Enterprises, Inc.	1,318
30	Ihop Corp.	1,438
80	[1] Insight Enterprises, Inc.	1,761
70	[1] Interactive Data Corp.	1,645
450	International Game Technology	15,849
50	International Speedway Corp., Class A	2,545
460	[1] Interpublic Group of Cos, Inc.	4,398
60	[1] Jack In the Box, Inc.	2,610
304	JC Penney Corp, Inc.	18,365
70	John Wiley & Sons, Inc.	2,650
241	Johnson Controls, Inc.	18,299
130	Jones Apparel Group, Inc.	4,598
50	K-Swiss, Inc.	1,507
126	KB Home	8,187
80	Knight Ridder, Inc.	5,057
440	[1] Kohl’s Corp.	23,324
90	[1] Lamar Advertising Co.	4,736
60	Lancaster Colony Corp.	2,520
180	[1] Las Vegas Sands Corp.	10,199
80	Lear Corp.	1,418
80	Lee Enterprises, Inc.	2,663
210	Leggett & Platt, Inc.	5,118
175	Lennar Corp.	10,567
250	[1] Liberty Global, Inc.	4,938
3,554	[1] Liberty Media Corp.	29,178
40	[1] Life Time Fitness, Inc.	1,874
487	Limited Brands, Inc.	11,912
151	[1] Live Nation, Inc.	2,996
120	Liz Claiborne, Inc.	4,918
1,027	Lowe’s Cos., Inc.	66,180
30	M.D.C. Holdings, Inc.	1,929
140	1 MGM Mirage	6,033
90	[1] Macrovision Corp.	1,994
233	Marriott International, Inc.	15,984
100	[1] Marvel Entertainment, Inc.	2,012
637	Mattel, Inc.	11,549
60	Matthews International Corp.	2,296
100	Maytag Corp.	2,133
50	McClatchy Co.	2,443
1,763	McDonald’s Corp.	60,577
497	McGraw-Hill Co., Inc.	28,637
40	Media General, Inc., Class A	1,865
60	Men’s Wearhouse, Inc.	2,156
56	Meredith Corp.	3,124
30	[1] Meritage Homes Corp.	1,649
227	Michaels Stores, Inc.	8,531
60	Modine Manufacturing Co.	1,770
85	[1] Mohawk Industries, Inc.	6,861

60	[1] NetFlix , Inc.	1,739
160	New York Times Co.	4,050
408	Newell Rubbermaid, Inc.	10,278
2,495	News Corp., Class A	41,442
795	News Corp., Class B	13,960
262	Nike, Inc.	22,296
275	Nordstrom, Inc.	10,775
369	1 NTL, Inc.	10,742
10	1 NVR, Inc.	7,390
40	[1] Nutri/System, Inc.	1,901
120	1 O’Reilly Automotive, Inc.	4,387
410	[1] Office Depot, Inc.	15,268
90	OfficeMax, Inc.	2,715
247	Omnicom Group, Inc.	20,563
70	Orient-Express Hotels Ltd.	2,746
80	Outback Steakhouse, Inc.	3,520
40	1 PF Chang’s China Bistro, Inc.	1,972
90	[1] Pacific Sunwear Of California	1,994
40	[1] Panera Bread Co.	3,007
60	[1] Papa John’s International, Inc.	1,969
80	[1] Payless Shoesource, Inc.	1,831
90	[1] Penn National Gaming, Inc.	3,796
70	[1] Petco Animal Supplies, Inc.	1,650
160	PetSmart, Inc.	4,502
50	Phillips-Van Heusen Corp.	1,911
70	[1] Pinnacle Entertainment, Inc.	1,972
60	[1] Pixar	3,848
60	Polaris Industries, Inc.	3,274
70	Polo Ralph Lauren Corp.	4,243
299	Pulte Homes, Inc.	11,488
150	[1] Quicksilver, Inc.	2,079
240	[1] Radio One, Inc., Class A	1,795
140	RadioShack Corp.	2,692
70	[1] Rare Hospitality International, Inc.	2,438
160	Reader’s Digest Association, Inc.	2,360
80	Regal Entertainment Group	1,505
60	Regis Corp Minnesota	2,069
100	[1] Rent- A- Center, Inc.	2,559
100	1 R.H. Donnelley Corp.	5,823
160	Ross Stores, Inc.	4,670
189	Royal Caribbean Cruises Ltd.	7,942
100	Ruby Tuesday, Inc.	3,208
40	Ryland Group, Inc.	2,776
80	SCP Pool Corp.	3,753
130	[1] Saks, Inc.	2,509
70	[1] Scholastic Corp.	1,873
40	[1] School Specialty, Inc.	1,380
80	[1] Scientific Games Corp.	2,810
145	[1] Sears Holdings Corp.	19,175
50	[1] Select Comfort Corp.	1,978
172	Sherwin-Williams Co.	8,504
60	[1] Shuffle Master, Inc.	2,144
1,847	[1] Sirius Satellite Radio, Inc.	9,383
84	Snap-On, Inc.	3,202
91	[1] Sonic Corp.	3,197
60	Stage Stores, Inc.	1,785

70	Standard Pacific Corp.	2,353
90	Stanley Works	4,559
976	Staples, Inc.	24,908
1,057	[1] Starbucks Corp.	39,785
325	Starwood Hotels & Resorts	22,012
60	Station Casinos, Inc.	4,762
611	TJX Cos., Inc.	15,165
60	1 TRW Automotive Holdings Corp.	1,398
1,203	Target Corp.	62,568
80	[1] Tenneco, Inc.	1,735
50	Thor Industries, Inc.	2,668
236	Tiffany & Co.	8,859
70	[1] Timberland Co. Class A	2,396
6,148	Time Warner, Inc.	103,225
120	[1] Toll Brothers, Inc.	4,156
120	[1] Tommy Hilfiger Corp.	1,976
50	[1] Too, Inc.	1,718
65	Toro Co.	3,104
40	[1] Tractor Supply Co.	2,654
150	Triarc Cos., Inc.	2,735
240	Tribune Co.	6,583
80	Tupperware Brands Corp.	1,647
90	[1] United Rentals, Inc.	3,105
327	[1] Univision Communications, Inc.	11,272
110	[1] Urban Outfitters, Inc.	2,699
100	VF Corp.	5,690
954	[1] Viacom, Inc.	37,015
210	[1] Visteon Corp.	966
50	1 WCI Communities, Inc.	1,391
70	Wabtec Corp.	2,282
3,401	Wal-Mart Stores, Inc.	160,663
2,717	Walt Disney Co.	75,777
80	[1] Warnaco Group, Inc./The	1,920
80	Warner Music Group Corp.	1,735
10	Washington Post Co., Class B	7,768
168	Wendy’s International, Inc.	10,426
60	1 WESCO International, Inc.	4,081
130	Westwood One, Inc.	1,435
100	Whirlpool Corp.	9,147
110	[1] Williams-Sonoma, Inc.	4,664
40	Winnebago Industries, Inc.	1,214
100	Wolverine World Wide, Inc.	2,213
60	[1] Wynn Resorts Ltd.	4,611
240	1 XM Satellite Radio Holdings, Inc.	5,345
70	Yankee Candle Co., Inc.	1,916
421	Yum! Brands, Inc.	20,570
70	[1] Zale Corp.	1,961

	TOTAL	2,355,212

	Consumer Staples—6.6%
90	Alberto-Culver Co.	3,981
426	Albertson’s, Inc.	10,935
2,880	Altria Group, Inc.	204,077
1,043	Anheuser-Busch Cos., Inc.	44,609
793	Archer-Daniels-Midland Co.	26,684
601	Avon Products, Inc.	18,733
100	Brown Forman Corp.	7,697
183	Bunge Ltd.	10,195

1,128	CVS Corp.	33,693
333	Campbell Soup Co.	10,789
80	Casey’s General Stores, Inc.	1,830
40	[1] Central Garden & Pet Co.	2,126
70	Chiquita Brands International, Inc.	1,174
80	Church & Dwight, Inc.	2,954
192	Clorox Co.	11,491
2,872	Coca-Cola Co.	120,251
415	Coca-Cola Enterprises, Inc.	8,441
691	Colgate-Palmolive Co.	39,456
692	ConAgra Foods, Inc.	14,850
310	[1] Constellation Brands, Inc.	7,766
90	Corn Products International, Inc.	2,661
160	[1] Dean Foods Co.	6,213
260	Del Monte Foods Co.	3,084
140	Estee Lauder Cos., Inc.	5,207
70	Flowers Foods, Inc.	2,079
469	General Mills, Inc.	23,769
80	[1] Hain Celestial Group, Inc.	2,095
20	[1] Hansen Natural Corp.	2,521
50	[1] Herbalife Ltd.	1,689
231	Hershey Co / The	12,065
420	HJ Heinz Co.	15,926
100	Hormel Foods Corp.	3,380
82	JM Smucker Co.	3,255
360	Kellogg Co.	15,854
662	Kimberly-Clark Corp.	38,264
373	Kraft Foods, Inc.	11,306
1,022	Kroger Co.	20,808
80	Loews Corp.	3,782
40	Longs Drug Stores Corp.	1,851
140	McCormick & Co, Inc.	4,740
80	Molson Coors Brewing Co.	5,490
90	1 NBTY, Inc.	2,027
100	NU Skin Enterprises, Inc.	1,753
30	[1] Pantry, Inc./The	1,872
160	Pepsi Bottling Group, Inc.	4,862
100	PepsiAmericas, Inc.	2,445
2,265	PepsiCo, Inc.	130,894
70	[1] Performance Food Group Co.	2,183
4,654	Procter And Gamble Co.	268,163
50	[1] Ralcorp Holdings, Inc.	1,903
650	[1] Rite Aid Corp.	2,600
560	Safeway, Inc.	14,067
996	Sara Lee Corp.	17,808
100	[1] Smithfield Foods, Inc.	2,934
150	Supervalu, Inc.	4,623
852	Sysco Corp.	27,307
260	Tyson Foods, Inc.	3,572
244	UST, Inc.	10,150
60	[1] United Natural Foods, Inc.	2,098
50	Universal Corp., VA	1,839
1,374	Walgreen Co.	59,261
200	Whole Foods Market, Inc.	13,288
192	WM Wrigley Jr. Co.	12,288

	TOTAL	1,355,708

	Energy—8.8%
111	Amerada Hess Corp.	15,806
288	Anadarko Petroleum Corp.	29,090
473	Apache Corp.	30,986
20	[1] Atwood Oceanics, Inc.	2,020
410	BJ Services Co.	14,186
489	Baker Hughes, Inc.	33,447
30	Berry Petroleum Co., Class A	2,054
40	[1] Bill Barrett Corp.	1,304
495	Burlington Resources, Inc.	45,495
60	Cabot Oil & Gas Corp.	2,876
30	Carbo Ceramics, Inc.	1,707
60	[1] Cheniere Energy, Inc.	2,434
466	Chesapeake Energy Corp.	14,637
3,101	Chevron Corp.	179,765
90	Cimarex Energy Co.	3,893
60	[1] Comstock Resources, Inc.	1,781
1,771	ConocoPhillips	111,839
182	[1] Cooper Cameron Corp.	8,023
50	[1] Core Laboratories, NV	2,378
130	[1] Denbury Resources, Inc.	4,117
600	Devon Energy Corporation	36,702
98	Diamond Offshore Drilling, Inc.	8,771
942	El Paso Corp.	11,351
60	[1] Encore Acquisition Co.	1,860
211	ENSCO International, Inc.	10,856
344	EOG Resources, Inc.	24,768
120	Equitable Resources, Inc.	4,381
8,501	Exxon Mobil Corp.	517,371
70	1 FMC Technologies, Inc.	3,585
60	[1] Forest Oil Corp.	2,231
60	Frontier Oil Corp.	3,561
40	General Maritime Corp.	1,334
130	[1] Global Industries, Ltd.	1,884
350	GlobalSantaFe Corp.	21,263
204	[1] Grant Prideco, Inc.	8,739
240	[1] Grey Wolf, Inc.	1,786
771	Halliburton Co.	56,298
120	[1] Hanover Compressor Co.	2,234
80	[1] Helix Energy Solutions Group, Inc.	3,032
60	Helmerich and Payne, Inc.	4,189
30	Holly Corp.	2,224
45	[1] Houston Exploration Co.	2,372
30	[1] Hydril Company	2,339
70	1 KCS Energy, Inc.	1,820
140	Kerr-McGee Corp.	13,367
146	Kinder Morgan, Inc.	13,431
40	[1] Lone Star Technologies, Inc.	2,216
505	Marathon Oil Corp.	38,466
48	[1] Mariner Energy, Inc.	984
60	[1] Maverick Tube Corp.	3,179
228	Murphy Oil Corp.	11,359
40	1 NS Group, Inc.	1,841
200	[1] Nabors Industries Ltd	14,316
229	[1] National Oilwell Varco, Inc.	14,683
130	[1] Newfield Exploration Co.	5,447
173	Noble Corporation	14,030

254	Noble Energy, Inc.	11,156
100	OMI Corporation	1,802
600	Occidental Petroleum Corp.	55,590
40	[1] Oceaneering International, Inc.	2,292
50	[1] Oil States International, Inc.	1,843
170	[1] Parker Drilling Co.	1,576
270	Patterson-UTI Energy, Inc.	8,629
30	Penn Virginia Corp.	2,130
150	Pioneer Natural Resources Co.	6,638
80	[1] Plains Exploration & Production Co.	3,091
60	Pogo Producing Co.	3,015
254	[1] Pride International, Inc.	7,920
50	[1] Quicksilver Resources, Inc.	1,933
140	Range Resources Corp.	3,823
40	[1] Remington Oil & Gas Corp.	1,729
120	Rowan Companies, Inc.	5,275
808	Schlumberger Ltd	102,269
20	1 SEACOR Holdings, Inc.	1,584
290	Smith International, Inc.	11,298
70	St Mary Land & Exploration Co.	2,858
40	[1] Stone Energy Corp.	1,765
182	Sunoco, Inc.	14,118
100	[1] Superior Energy Services	2,679
40	[1] Swift Energy Co.	1,498
114	Tesoro Corp.	7,791
60	[1] Tetra Technologies, Inc.	2,822
100	Tidewater, Inc.	5,523
70	[1] Todco, Class A	2,759
442	Transocean, Inc. .	35,493
210	[1] Ultra Petroleum Corp.	13,085
50	[1] Unit Corp.	2,788
50	[1] Universal Compression Holdings	2,534
804	Valero Energy Corp.	48,063
50	[1] Veritas DGC, Inc.	2,270
60	1 W-H Energy Services, Inc.	2,669
455	[1] Weatherford International Ltd.	20,816
60	Western Gas Resources, Inc.	2,895
50	[1] Whiting Petroleum Corp.	2,050
760	Williams Cos., Inc.	16,256
510	XTO Energy, Inc.	22,221

	TOTAL	1,822,654

	Financials—21.6%
744	Aflac, Inc.	33,576
100	AMB Property Corp.	5,427
344	AON Corp.	14,279
30	[1] Accredited Home Lenders Holding Co.	1,535
430	Ace Ltd	22,364
40	[1] Affiliated Managers Group, Inc.	4,264
50	Alabama National Bancorporation	3,420
34	Alexandria Real Estate Equities, Inc.	3,241
11	[1] Alleghany Corp.	3,248
150	Allied Capital Corp.	4,590
907	Allstate Corp.	47,263
150	Ambac Financial Group, Inc.	11,940
110	Amcore Financial, Inc.	3,478
120	American Capital Strategies Ltd.	4,219
1,540	American Express Co.	80,927

79	American Financial Group, Inc.	3,287
200	American Financial Realty Tr.	2,330
60	American Home Mortgage Investment Corp.	1,872
3,045	American International Group, Inc.	201,244
160	[1] AmeriCredit Corp.	4,916
301	Ameriprise Financial, Inc.	13,563
56	AmerUS Group Co.	3,373
469	Amsouth Bancorporation	12,686
170	Annaly Mortgage Management, Inc.	2,063
110	Apartment Investment & Management Co., Class A	5,159
130	Arbor Realty Trust, Inc.	3,509
50	[1] Arch Capital Group Ltd	2,887
282	Archstone-Smith Trust	13,753
80	Arden Realty, Inc.	3,610
70	[1] Argonaut Group, Inc.	2,489
110	Arthur J. Gallagher & Co.	3,059
100	Aspen Insurance Holdings Ltd.	2,466
300	Associated Banc Corp.	10,194
130	Assurant, Inc.	6,403
90	Assured Guaranty Ltd.	2,250
110	Astoria Financial Corp.	3,406
105	AvalonBay Communities, Inc.	11,456
140	Axis Capital Holdings Ltd.	4,186
699	BB&T Corp.	27,401
40	BOK Financial Corp.	1,902
132	Bancorpsouth, Inc.	3,169
6,289	Bank of America Corp.	286,401
100	Bank of Hawaii Corp.	5,331
1,062	Bank of New York Co., Inc.	38,274
100	Banner Corp.	3,400
159	Bear Stearns & Cos., Inc.	22,053
167	Berkley W.R. Corp	9,696
11	[1] Berkshire Hathaway, Inc.	33,132
110	BioMed Realty Trust, Inc.	3,260
22	Blackrock, Inc.	3,080
143	Boston Properties, Inc.	13,335
60	Boston Private Financial Holdings, Inc.	2,027
100	Brandywine Realty Trust	3,176
100	BRE Properties, Inc	5,600
190	Brookline Bancorp, Inc.	2,943
130	Brown & Brown, Inc.	4,316
265	CIT Group, Inc.	14,183
125	CVB Financial Corp.	2,138
100	Camden Property Trust	7,205
414	Capital One Financial Corp.	33,335
110	Capital Trust, Inc.	3,423
110	CapitalSource, Inc.	2,737
60	Capitol Federal Financial	1,938
84	CarrAmerica Realty Corp.	3,747
100	Cathay General Bancorp	3,764
70	1 CB Richard Ellis Group, Inc.	5,649
85	CBL & Associates Properties, Inc.	3,608
60	Central Pacific Financial Corp.	2,203
1,537	Charles Schwab Corp.	26,452
46	Chicago Mercantile Exchange	20,585
100	Chittenden Corp.	2,897

259	Chubb Corp.	24,719
180	Cincinnati Financial Corp.	7,573
6,845	Citigroup, Inc.	323,289
110	Citizens Banking Corp.	2,954
90	City Bank/Lynnwood, WA	4,189
100	City National Corp.	7,679
200	Colonial BancGroup, Inc.	5,000
63	Colonial Properties Trust	3,158
260	Comerica, Inc.	15,072
246	Commerce Bancorp, Inc.	9,016
100	Commerce Bancshares, Inc.	5,167
40	Commerce Group, Inc.	2,114
170	Commercial Net Lease Realty, Inc.	3,961
80	Community Trust Bancorp, Inc.	2,712
179	Compass Bancshares, Inc.	9,059
180	[1] Conseco, Inc.	4,468
70	Corporate Office Properties Trust	3,202
50	[1] Corrections Corp. of America	2,260
30	Corus Bankshares, Inc.	1,783
793	Countrywide Financial Corp.	29,103
90	Cousins Properties, Inc.	3,009
143	Crescent Real Estate Equities	3,013
67	Cullen Frost Bankers, Inc.	3,601
50	Delphi Financial Group, Inc., Class A	2,582
170	Developers Diversified Realty	9,308
180	Dime Community Bancorp, Inc.	2,587
140	Doral Financial Corp.	1,617
30	Downey Financial Corp.	2,019
160	Duke Realty Corp.	6,072
503	1 E*Trade Financial Corp.	13,571
82	East West Bancorp, Inc.	3,161
80	EastGroup Properties, Inc.	3,795
130	Eaton Vance Corp.	3,559
90	Edwards (A.G), Inc.	4,487
70	Endurance Specialty Holdings	2,279
60	Entertainment Properties Trust	2,519
180	Equity Inns, Inc.	2,916
50	Equity Lifestyle Properties, Inc.	2,488
509	Equity Office Properties Trust	17,092
90	Equity One, Inc.	2,210
400	Equity Residential	18,716
54	Erie Indemnity Co.	2,843
32	Essex Property Trust, Inc.	3,479
105	Everest Reinsurance Group Ltd	9,804
180	Extra Space Storage, Inc.	3,094
150	FNB Corp/PA	2,565
1,014	Federal Home Loan Mortgage Corp.	61,854
1,338	Federal National Mortgage Association	68,773
100	Federal Realty Investment Trust	7,520
100	Federated Investors, Inc.	3,905
140	FelCor Lodging Trust, Inc.	2,954
243	Fidelity National Financial, Inc.	8,634
70	Fidelity National Information Service, Inc.	2,839
638	Fifth Third Bancorp	25,112
75	Financial Federal Corp.	2,198
90	First American Corp.	3,524

120	First Bancorp/Puerto Rico	1,483
100	First Charter Corp.	2,470
50	First Community Bancorp	2,883
10	First Citizens Bancshares, Inc., Class A	1,930
140	First Financial Corp.	4,172
100	First Financial Holdings, Inc.	3,170
185	First Horizon National Corp.	7,705
71	First Industrial Realty Trust, Inc.	3,031
50	First Marblehead Corp.	2,163
130	First Merchants Corp.	3,448
90	First Midwest Bancorp, Inc.	3,291
200	First Niagara Financial Group, Inc.	2,932
60	First Republic Bank/ San Francisco CA	2,269
30	[1] FirstFed Financial Corp.	1,794
119	FirstMerit Corp.	2,935
70	Forest City Enterprises, Inc.	3,301
188	Franklin Resources, Inc.	17,717
80	Franklin Street Properties Corp.	1,692
80	Fremont General Corp.	1,725
200	Friedman Billings Ramsey Group, Inc.	1,876
80	Frontier Financial Corp.	2,643
500	Fulton Financial Corp.	8,600
60	GAMCO Investors, Inc., Class A	2,397
300	General Growth Properties, Inc.	14,661
669	Genworth Financial, Inc.	22,365
120	Getty Realty Corp.	3,492
60	Glacier Bancorp , Inc.	1,863
210	Glenborough Realty Trust, Inc.	4,568
100	Glimcher Realty Trust	2,840
40	Global Signal, Inc.	1,968
170	GMH Communities Trust	1,979
353	Golden West Financial Corp.	23,969
514	Goldman Sachs Group, Inc.	80,677
100	Greater Bay Bancorp	2,774
304	HRPT Properties Trust	3,569
60	Hancock Holding Co.	2,791
70	Hanover Insurance Group, Inc.	3,669
90	Harbor Florida Bancshares, Inc.	3,408
416	Hartford Financial Services Group, Inc.	33,509
130	HCC Insurance Holdings, Inc.	4,524
170	Health Care Property Investors, Inc.	4,828
85	Health Care REIT, Inc.	3,239
75	Healthcare Realty Trust	2,804
90	Highwoods Properties, Inc.	3,036
50	Hilb Rogal & Hobbs Co.	2,061
60	Home Properties, Inc.	3,066
120	Horace Mann Educators Corp.	2,256
100	Hospitality Properties Trust	4,367
505	Host Marriott Corp.	10,807
834	Hudson City Bancorp, Inc.	11,084
355	Huntington Bancshares, Inc.	8,566
60	IBERIABANK Corp.	3,394
80	IPC Holdings Ltd.	2,244
50	ITLA Capital Corp.	2,411
90	Independence Community Bank Corp.	3,751
90	Independent Bank Corp., Mass	2,894

70	Indymac Bancorp, Inc.	2,865
50	Infinity Property & Cas Corp.	2,087
150	Inland Real Estate Corp.	2,447
150	Integra Bank Corp.	3,429
90	International Bancshares Corp.	2,586
53	International Securities Exchange, Inc.	2,207
50	[1] Investment Technology Group, Inc.	2,490
80	Investors Financial Services Corp.	3,750
460	Investors Real Estate Trust	4,388
120	iStar Financial, Inc.	4,594
4,771	J.P. Morgan Chase & Co.	198,664
60	Jackson Hewitt Tax Service, Inc.	1,895
250	Janus Capital Group, Inc.	5,793
192	Jefferson-Pilot Corp.	10,740
60	Jeffries Group, Inc.	3,510
50	Jones Lang LaSalle, Inc.	3,827
557	Keycorp New	20,498
43	Kilroy Realty Corp.	3,322
278	Kimco Realty Corp.	11,298
124	KKR Financial Corp.	2,781
170	[1] Knight Capital Group, Inc., Class A	2,368
30	Land America Financial Group, Inc.	2,036
80	LaSalle Hotel Properties	3,280
158	Legg Mason, Inc.	19,802
299	Lehman Brothers Holdings, Inc.	43,214
90	Leucadia National Corp.	5,369
130	Lexington Corporate Property Trust	2,711
200	Liberty Property Trust	9,432
233	Lincoln National Corp.	12,719
162	Loews Corp	16,394
89	M & T Bank Corp.	10,158
192	MBIA, Inc.	11,545
142	MGIC Investment Corp.	9,461
110	Macerich Co./The	8,135
100	Mack-Cali Realty Corp.	4,800
70	MAF Bancorp, Inc.	3,064
80	Maguire Properties, Inc.	2,920
10	[1] Markel Corp.	3,377
734	Marsh & McLennan Cos., Inc.	21,550
290	Marshall & Ilsley Corp.	12,638
80	Max Re Capital Ltd	1,904
596	Mellon Financial Corp.	21,218
135	Mercantile Bankshares Corp.	5,191
56	Mercury General Corp.	3,074
190	MeriStar Hospitality Corp.	1,972
1,243	Merrill Lynch & Co, Inc.	97,899
1,003	MetLife, Inc.	48,515
360	MFA Mortgage Investments, Inc.	2,286
70	Mid-America Apartment Communities, Inc.	3,833
110	Mid-State Bancshares	3,237
70	Mills Corp.	1,960
110	Montpelier Re Holdings Ltd	1,793
354	Moody’s Corp.	25,297
1,309	Morgan Stanley	82,231
70	1 NASDAQ Stock Market, Inc./The	2,803
58	1 NYSE Group, Inc.	4,597

819	National City Corp.	28,583
50	National Financial Partners Corp.	2,826
82	Nationwide Financial Services	3,528
130	Nationwide Health Properties, Inc.	2,795
60	New Century Financial Corp.	2,761
146	New Plan Excel Realty Trust	3,787
270	New York Community Bancorp, Inc.	4,730
200	New Alliance Bancshares, Inc.	2,886
100	Newcastle Investment Corp.	2,392
681	North Fork Bancorporation, Inc.	19,633
234	Northern Trust Corp.	12,285
50	Novastar Financial, Inc.	1,672
80	Nuveen Investments, Inc.	3,852
97	Ohio Casualty Corp.	3,075
128	Old National Bancorp/IN	2,770
338	Old Republic International Corp.	7,375
110	Old Second Bancorp, Inc.	3,611
100	PMI Group, Inc.	4,592
100	Pacific Capital Bancorp	3,384
100	Pan Pacific Retail Properties, Inc.	7,090
20	Park National Corp.	2,130
70	PartnerRe Ltd	4,346
60	Pennsylvania Real Estate Investment Trust	2,640
89	People’s Bank/Bridgeport CT	2,915
87	[1] Philadelphia Consolidated Holding Co.	2,970
180	Phoenix Co., Inc.	2,934
40	[1] Piper Jaffray Cos.	2,200
80	Platinum Underwriters Holdings	2,328
273	Plum Creek Timber Co, Inc.	10,082
378	PNC Financial Services Group, Inc.	25,443
438	Popular, Inc.	9,093
72	Post Properties, Inc.	3,204
390	Principal Financial Group	19,032
50	[1] ProAssurance Corp.	2,600
249	Progressive Corp.	25,961
350	Prologis	18,725
100	Protective Life Corp.	4,974
80	Provident Bankshares Corp.	2,916
150	Provident Financial Services, Inc.	2,715
230	Provident New York Bancorp	2,983
760	Prudential Financial, Inc.	57,616
118	Public Storage, Inc.	9,585
40	RLI Corp.	2,292
90	Radian Group, Inc.	5,423
130	Ramco-Gershenson Properties	3,935
119	Raymond James Financial, Inc.	3,503
126	Realty Income Corp.	3,050
100	Reckson Associates Realty Corp.	4,582
40	Redwood Trust, Inc.	1,733
200	Regency Centers Corp.	13,438
617	Regions Financial Corp.	21,700
66	Reinsurance Group of America, Inc.	3,121
80	RenaissanceRe Holdings Ltd	3,490
190	Republic Bancorp, Inc.	2,288
80	SEI Investments Co.	3,242
100	Sl Green Realty Corp.	10,150

598	SLM Corp.	31,060
55	1 SVB Financial Group	2,918
140	Safeco Corp.	7,029
90	Sandy Spring Bancorp, Inc.	3,419
100	Scottish Re Group Ltd	2,481
59	Selective Insurance Group	3,127
160	Senior Housing Properties Trust	2,896
100	Shurgard Storage Centers	6,663
70	[1] Signature Bank	2,281
289	Simon Property Group, Inc.	24,316
137	Sky Financial Group, Inc.	3,631
107	South Financial Group, Inc.	2,798
521	Sovereign Bancorp, Inc.	11,415
70	Sovran Self Storage, Inc.	3,864
220	Spirit Finance Corp.	2,684
117	St Joe Co.	7,352
953	St Paul Travelers Cos., Inc.	39,826
70	Stancorp Financial Group, Inc.	3,788
442	State Street Corp.	26,710
120	Sterling Bancorp	2,472
90	Sterling Financial Corp.	2,610
40	Stewart Information Services Corp.	1,883
134	Strategic Hotels & Resorts, Inc.	3,120
10	Student Loan Corp.	2,330
90	Suffolk Bancorp	3,123
120	Sun Communities, Inc.	4,242
90	Sunstone Hotel Investors, Inc.	2,607
474	Sun Trust Banks, Inc.	34,488
110	Susquehanna Bancshares, Inc.	2,835
371	Synovus Financial Corp.	10,050
169	T Rowe Price Group, Inc.	13,217
400	TCF Financial Corp.	10,300
445	1 TD Ameritrade Holding Corp.	9,287
188	TD BankNorth, Inc.	5,518
90	Tanger Factory Outlet Centers, Inc.	3,097
76	Taubman Centers, Inc.	3,167
88	Texas Regional Bancshares, Inc., Class A	2,595
110	Thornburg Mortgage, Inc.	2,977
70	Tompkins Trustco, Inc.	3,371
160	Torchmark Corp.	9,136
90	Town & Country Trust	3,653
60	[1] Trammell Crow Co.	2,140
54	Transatlantic Holdings, Inc.	3,156
136	Trizec Properties, Inc.	3,499
240	Trustco Bank Corp.	2,921
100	Trustmark Corp.	3,164
230	Trustreet Properties, Inc.	3,494
110	U Store It Trust	2,217
130	UCBH Holdings, Inc.	2,460
50	UICI	1,850
40	UMB Financial Corp.	2,809
2,454	US Bancorp	74,847
90	Umpqua Holdings Corp.	2,565
60	Union Bankshares Corp./VA	2,743
100	UnionBanCal Corp.	7,016
80	United Bankshares, Inc.	3,062

80	United Community Banks, Inc.	2,252
200	United Dominion Realty Trust, Inc.	5,708
70	Unitrin, Inc.	3,256
130	Universal Health Realty Income Trust	4,749
530	UnumProvident Corp.	10,854
180	Urstadt Biddle Properties, Inc.	3,240
150	Valley National Bancorp	3,843
110	Ventas, Inc.	3,650
159	Vornado Realty Trust	15,264
200	W. Holding Co, Inc.	1,574
2,266	Wachovia Corp.	127,009
120	Waddell & Reed Financial, Inc., Class A	2,772
40	Walter Industries, Inc.	2,665
130	Washington Federal, Inc.	3,146
1365	Washington Mutual, Inc.	58,176
100	Washington Real Estate Investment Trust	3,632
110	Washington Trust Bancorp, Inc.	3,088
76	Webster Financial Corp.	3,683
110	Weingarten Realty Investors	4,483
2279	Wells Fargo & Co.	145,560
110	West Coast Bancorp	3,075
51	Westamerica Bancorporation	2,648
10	White Mountains Insurance Group Ltd.	5,945
90	Whitney Holding Corp.	3,191
86	Wilmington Trust Corp.	3,728
50	Wintrust Financial Corp.	2,909
220	XL Capital Ltd	14,104
40	Zenith National Insurance Corp.	1,925
135	Zions Bancorp	11,169

	TOTAL	4,450,027

	Health Care—11.8%
80	1 AMERIGROUP Corp.	1,683
2,132	Abbott Laboratories	90,546
100	[1] Abgenix, Inc.	2,250
70	[1] Advanced Medical Optics, Inc.	3,264
40	[1] Advisory Board Co./The	2,230
787	Aetna, Inc.	38,673
93	[1] Affymetrix, Inc.	3,062
80	[1] Alexion Pharmaceuticals, Inc.	2,833
110	[1] Alkermes, Inc.	2,425
216	Allergan, Inc.	23,406
50	Alpharma, Inc.	1,341
90	[1] American Medical Systems Holdings, Inc.	2,025
40	[1] American Pharmaceutical Partners, Inc.	1,139
400	AmerisourceBergen Corp.	19,308
1,656	[1] Amgen, Inc.	120,474
100	[1] Amylin Pharmaceuticals, Inc.	4,895
100	[1] Andrx Corp.	2,374
300	Applera Corp.- Applied Biosystems Group	8,142
160	[1] Applera Corp.- Celera Genomics Group	1,870
70	[1] Apria Healthcare Group, Inc.	1,608
40	[1] Arthrocare Corp.	1,912
70	[1] Atherogenics, Inc.	1,142
155	Bard C.R., Inc.	10,510
142	[1] Barr Pharmaceuticals, Inc.	8,943
99	Bausch & Lomb, Inc.	6,306
902	Baxter International, Inc.	35,006

70	Beckman Coulter, Inc.	3,819
360	Becton Dickinson & Co.	22,168
450	[1] Biogen Idec, Inc.	21,195
140	[1] BioMarin Pharmaceutical, Inc.	1,879
30	[1] Bio-Rad Laboratories, Inc., Class A	1,871
336	Biomet, Inc.	11,935
30	[1] Biosite, Inc.	1,558
860	[1] Boston Scientific Corp.	19,823
2,684	Bristol-Myers Squibb Co.	66,053
70	1 CV Therapeutics, Inc.	1,546
567	Cardinal Health, Inc.	42,253
594	Caremark Rx, Inc.	29,213
525	[1] Celgene Corp.	23,216
60	[1] Centene Corp.	1,750
60	[1] Cephalon, Inc.	3,615
70	[1] Charles River Laboratories International, Inc.	3,431
184	[1] Chiron Corp.	8,429
184	Cigna Corp.	24,034
90	[1] Community Health Systems, Inc.	3,254
50	Cooper Cos., Inc.	2,702
70	[1] Covance, Inc.	4,113
219	[1] Coventry Health Care, Inc.	11,822
70	[1] Cubist Pharmaceuticals, Inc.	1,608
130	[1] Cytyc Corp.	3,663
90	Dade Behring Holdings, Inc.	3,214
166	1 DaVita, Inc.	9,995
80	Dentsply International, Inc.	4,652
30	Diagnostic Products Corp.	1,429
70	[1] Edwards Lifesciences Corp.	3,045
226	[1] Endo Pharmaceuticals Holdings, Inc.	7,415
150	[1] Exelixis, Inc.	1,802
165	[1] Express Scripts, Inc.	14,504
168	[1] Fisher Scientific International, Inc.	11,432
482	[1] Forest Laboratories, Inc.	21,512
60	[1] Gen-Probe, Inc.	3,307
661	[1] Genentech, Inc.	55,861
357	[1] Genzyme Corp.	23,998
630	[1] Gilead Sciences, Inc.	39,199
458	Guidant Corp.	35,751
520	HCA, Inc.	23,811
40	[1] Haemonetics Corp.	2,031
396	Health Management Associates, Inc., Class A	8,542
178	[1] Health Net, Inc.	9,046
40	[1] Healthways, Inc.	2,038
90	[1] Henry Schein, Inc.	4,307
100	Hillenbrand Industries, Inc.	5,499
50	[1] Hologic, Inc.	2,768
224	[1] Hospira, Inc.	8,839
170	[1] Human Genome Sciences, Inc.	1,848
223	[1] Humana, Inc.	11,741
80	1 ICOS Corp.	1,764
40	[1] Idexx Labs, Inc.	3,454
80	1 ImClone Systems, Inc.	2,722
60	Immucor, Inc.	1,721
352	IMS Health, Inc.	9,071
40	[1] Intuitive Surgical, Inc.	4,720

50	Invacare Corp.	1,553
60	Invitrogen Corp.	4,208
4,034	Johnson & Johnson	238,893
30	[1] Kos Pharmaceuticals, Inc.	1,433
60	[1] Kindred Healthcare, Inc.	1,509
50	[1] Kinetic Concepts, Inc.	2,059
260	[1] King Pharmaceuticals, Inc.	4,485
40	[1] Kyphon, Inc.	1,488
30	LCA Vision, Inc.	1,503
195	[1] Laboratory Corporation of America Holdings	11,404
60	[1] LifePoint Hospitals, Inc.	1,866
1381	Lilly Eli & Co.	76,369
110	[1] Lincare Holdings, Inc.	4,286
100	1 MGI Pharma, Inc.	1,750
60	[1] Magellan Health Services, Inc.	2,428
90	Manor Care, Inc.	3,992
60	[1] Martek Biosciences Corp.	1,970
40	[1] Matria Healthcare, Inc.	1,518
400	Mckesson Corp.	20,852
150	[1] Medarex, Inc.	1,983
417	[1] Medco Health Solutions, Inc.	23,861
80	[1] Medicines Co.	1,646
70	Medicis Pharmaceutical Corp.	2,282
348	[1] Medimmune, Inc.	12,730
1667	Medtronic, Inc.	84,600
50	Mentor Corp.	2,266
2938	Merck & Co, Inc.	103,506
360	[1] Millennium Pharmaceuticals, Inc.	3,640
60	[1] Millipore Corp.	4,384
40	Mine Safety Appliances Co.	1,680
330	Mylan Laboratories, Inc.	7,722
50	[1] Myogen, Inc.	1,812
70	[1] Myriad Genetics, Inc.	1,826
110	[1] Nektar Therapeutics	2,242
40	[1] Neurocrine Biosciences, Inc.	2,582
70	1 OSI Pharmaceuticals, Inc.	2,247
165	Omnicare, Inc.	9,073
50	[1] Onyx Pharmaceuticals, Inc.	1,313
60	Owens & Minor, Inc.	1,966
110	1 PDL BioParma, Inc.	3,608
100	1 PSS World Medical, Inc.	1,929
50	[1] Par Pharmaceutical Cos., Inc.	1,409
110	[1] Patterson Cos., Inc.	3,872
30	[1] Pediatrix Medical Group	3,079
120	Perrigo Co.	1,957
9,989	Pfizer, Inc.	248,926
120	Pharmaceutical Product Development, Inc.	4,153
60	[1] Psychiatric Solutions, Inc.	1,988
232	Quest Diagnostics, Inc.	11,902
90	[1] Regeneron Pharmaceuticals, Inc.	1,497
80	[1] Resmed, Inc.	3,518
80	[1] Respironics, Inc.	3,113
80	[1] Salix Pharmaceuticals Ltd	1,321
2,034	Schering Plough Corp.	38,626
165	[1] Sepracor, Inc.	8,054
370	Service Corp International	2,886

92	[1] Sierra Health Services, Inc.	3,744
520	1 St Jude Medical, Inc.	21,320
90	Steris Corp.	2,221
370	Stryker Corp.	16,406
50	[1] Sunrise Senior Living, Inc.	1,949
100	[1] Sybron Dental Specialties, Inc.	4,124
50	[1] Techne Corp.	3,007
90	[1] Telik, Inc.	1,742
520	[1] Tenet Healthcare Corp	3,838
80	[1] Theravance, Inc.	2,243
70	[1] Thoratec Corp.	1,349
90	[1] Triad Hospitals, Inc.	3,771
60	[1] United Surgical Partners International, Inc.	2,125
30	[1] United Therapeutics Corp.	1,988
1828	UnitedHealth Group, Inc.	102,112
50	Universal Health Services, Inc., Class B	2,540
100	1 VCA Antech, Inc.	2,848
110	Valeant Pharmaceuticals International	1,744
188	[1] Varian, Inc.	10,558
50	[1] Ventana Medical Systems ,Inc.	2,089
110	[1] Vertex Pharmaceuticals, Inc.	4,025
60	[1] Viasys Healthcare, Inc.	1,805
80	[1] Viropharma, Inc.	1,016
110	[1] Watson Pharmaceuticals, Inc.	3,161
40	[1] WellCare Health Plans, Inc.	1,818
895	[1] WellPoint, Inc.	69,300
1808	Wyeth	87,724
343	[1] Zimmer Holdings, Inc.	23,187

	TOTAL	2,435,874

	Industrials—11.5%
976	3m Co.	73,873
60	1 AAR Corp.	1,708
90	ABM Industries, Inc.	1,725
110	1 AGCO Corp.	2,281
190	1 AMR Corp.	5,139
40	Actuant Corp.	2,448
70	Acuity Brands, Inc.	2,800
110	Adesa, Inc.	2,941
30	Administaff, Inc.	1,630
100	[1] Airtran Holdings, Inc.	1,811
40	[1] Alaska Air Group, Inc.	1,418
40	Albany International Corp., Class A	1,523
50	[1] Aleris International, Inc.	2,403
60	Alexander & Baldwin, Inc.	2,860
80	[1] Alliance Data Systems Corp.	3,741
100	[1] Alliant Techsystems, Inc.	7,717
290	[1] Allied Waste Industries, Inc.	3,549
190	American Power Conversion Corp.	4,390
263	American Standard Cos., Inc.	11,272
80	Ametek, Inc.	3,596
219	[1] Apollo Group, Inc.	11,500
60	Applied Industrial Technologies, Inc.	2,676
140	Aramark Corp.	4,136
50	Arbitron, Inc.	1,691
40	Arkansas Best Corp.	1,565
40	[1] Armor Holdings, Inc.	2,332
155	Avery Dennison Corp.	9,064

50	[1] Aviall, Inc.	1,904
160	1 BISYS Group, Inc./The	2,157
50	Banta Corp.	2,599
100	1 Be Aerospace, Inc.	2,512
80	Belden CDT, Inc.	2,178
1,035	Boeing Co.	80,658
60	Brady Corp.	2,248
70	Briggs & Stratton Corp.	2,476
50	[1] Bright Horizons Family Solutions, Inc.	1,937
70	Brinks Co./The	3,553
45	Bucyrus International, Inc.	2,169
498	Burlington Northern Santa Fe Corp.	41,498
237	C.H. Robinson Worldwide, Inc.	11,634
60	CNF, Inc.	2,996
70	1 CSG Systems International, Inc.	1,628
320	CSX Corp.	19,136
110	[1] Career Education Corp.	4,150
44	Carlisle Cos., Inc.	3,599
941	Caterpillar, Inc.	67,573
1,492	Cendant Corp.	25,886
30	[1] Ceradyne, Inc.	1,497
160	[1] Ceridian Corp.	4,072
90	[1] Checkfree Corp.	4,545
40	Chemed Corp.	2,374
100	[1] ChoicePoint, Inc.	4,475
220	Cintas Corp.	9,376
82	Clarcor, Inc.	2,919
60	[1] Cogent , Inc.	1,100
100	[1] Continental Airlines, Inc., Class B	2,690
170	[1] Convergys Corp.	3,096
131	Cooper Industries Ltd	11,384
130	[1] Corinthian Colleges, Inc.	1,872
40	Corporate Executive Board Co.	4,036
130	[1] Covanta Holding Corp.	2,167
70	Crane Co.	2,871
64	Cummins, Inc.	6,726
40	Curtiss Wright Corp.	2,648
53	DRS Technologies, Inc.	2,908
70	1 DST Systems, Inc.	4,056
349	Danaher Corp.	22,179
322	Deere & Co.	25,454
110	Deluxe Corp.	2,879
80	1 DeVry, Inc.	1,822
40	[1] Dionex Corp.	2,459
300	[1] Discovery Holding Co.	4,500
40	[1] Dollar Thrifty Automotive Group	1,816
100	Donaldson Co., Inc.	3,379
285	Dover Corp.	13,840
70	[1] Dun & Bradstreet Corp.	5,368
70	[1] Dycom Industries, Inc.	1,488
40	1 EGL, Inc.	1,800
40	1 EMCOR Group, Inc.	1,986
40	1 ESCO Technologies, Inc.	2,026
179	Eaton Corp.	13,062
80	[1] Education Management Corp.	3,328
70	[1] eFunds Corp.	1,809

320	[1] Emdeon Corp.	3,456
538	Emerson Electric Co.	44,993
70	[1] Energizer Holdings, Inc.	3,710
100	[1] Energy Conversion Devices, Inc.	4,918
140	Equifax, Inc.	5,214
50	[1] Esterline Technologies Corp.	2,138
144	Expeditors International Washington, Inc.	12,440
60	1 FTI Consulting, Inc.	1,712
40	Factset Resh Systems, Inc.	1,774
203	Fastenal Co.	9,610
377	FedEX Corp.	42,578
265	[1] Fiserv, Inc.	11,276
50	Florida East Coast Industries, Inc.	2,695
80	[1] Flowserve Corp.	4,667
126	Fluor Corp.	10,811
50	Forward Air Corp.	1,865
50	Foster Wheeler Ltd	2,366
75	GATX Corporation	3,097
40	[1] Gardner Denver, Inc.	2,608
100	[1] GenCorp, Inc.	2,055
491	General Dynamics Corp.	31,414
14,369	General Electric Co.	499,754
70	[1] General Cable Corp.	2,123
75	[1] Genesee & Wyoming, Inc.	2,301
40	[1] Genlyte Group, Inc.	2,726
250	Genuine Parts Co.	10,958
70	Global Payments, Inc.	3,711
130	Goodrich Corp.	5,669
90	Graco, Inc.	4,089
40	Granite Construction, Inc.	1,947
463	H & R Block, Inc.	10,024
50	Harsco Corp.	4,131
50	[1] Headwaters, Inc.	1,990
90	Heartland Express, Inc.	1,961
60	[1] Hewitt Associates, Inc.	1,784
100	[1] Hexcel Corp.	2,197
1,149	Honeywell International, Inc.	49,143
75	Hubbell, Inc., Class B	3,845
74	IDEX Corp.	3,861
50	1 ITT Educational Services, Inc.	3,203
235	ITT Industries, Inc.	13,212
315	Illinois Tool Works, Inc.	30,338
415	Ingersoll-Rand Co., Ltd.	17,343
100	[1] Intermec, Inc.	3,051
110	[1] Iron Mountain, Inc.	4,481
140	JB Hunt Transport Services, Inc.	3,016
120	JLG Industries, Inc.	3,695
60	[1] Jacobs Engineering Group, Inc.	5,204
150	[1] Jet Blue Airways Corp.	1,608
50	John H Harland Co.	1,965
175	Joy Global, Inc.	10,460
100	[1] Kansas City Southern	2,470
70	Kaydon Corp.	2,825
55	Kennametal, Inc.	3,363
40	[1] Kirby Corp.	2,724
80	Knight Transportation, Inc.	1,580

80	[1] Korn / Ferry International	1,631
145	L-3 Communications Holdings Inc.	12,440
70	[1] Labor Ready, Inc.	1,677
130	Laidlaw International, Inc.	3,536
70	Landstar System, Inc.	3,088
50	[1] Laureate Education, Inc.	2,669
100	Lennox International, Inc.	2,986
60	Lincoln Electric Holdings, Inc.	3,239
510	Lockheed Martin Corp.	38,316
50	MSC Industrial Direct, Inc.	2,701
42	Manitowoc, Inc.	3,828
100	Manpower, Inc.	5,718
540	Masco Corp.	17,545
70	1 McDermott International, Inc.	3,812
90	Miller Herman, Inc.	2,917
180	Molex, Inc.	5,350
110	Money Gram International, Inc.	3,379
186	[1] Monster Worldwide, Inc.	9,274
70	[1] Moog ,Inc. Class A	2,484
60	Mueller Industries, Inc.	2,141
40	1 NCI Building Systems, Inc.	2,391
70	[1] Navigant Consulting, Inc.	1,495
80	[1] Navistar International Corp.	2,206
50	Nordson Corp.	2,493
539	Norfolk Southern Corp.	29,144
466	Northrop Grumman Corp.	31,823
60	[1] Old Dominion Freight Lines, Inc.	1,617
80	Oshkosh Truck Corp.	4,979
30	Overseas Shipholding Group, Inc.	1,438
70	1 PHH Corp.	1,869
213	Paccar, Inc.	15,012
70	Pacer International, Inc.	2,288
150	Pall Corp.	4,679
168	Parker Hannifin Corp.	13,542
110	Pentair, Inc.	4,483
308	Pitney Bowes, Inc.	13,222
195	Precision Castparts Corp.	11,583
120	[1] Quanta Services, Inc.	1,922
310	RR Donnelley & Sons Co.	10,143
603	Raytheon Co.	27,642
60	Regal Beloit Corp.	2,536
30	Reliance Steel & Aluminum Co.	2,818
219	Republic Services, Inc.	9,310
60	[1] Resources Connection, Inc.	1,495
120	Reynolds American, Inc.	12,660
237	Robert Half International, Inc.	9,151
236	Rockwell Automation, Inc.	16,971
233	Rockwell Collins, Inc.	13,130
70	Ryder Systems, Inc.	3,135
80	SPX Corp.	4,274
150	Sabre Holdings Corp.	3,530
340	ServiceMaster Co.	4,461
90	[1] Shaw Group, Inc./ The	2,736
60	Simpson Manufacturing Co., Inc.	2,598
60	Skywest, Inc.	1,756
80	[1] Sotheby’s Holdings Class A	2,323

890	Southwest Airlines Co.	16,011
130	Steelcase, Inc.	2,340
60	[1] Stericycle, Inc.	4,057
20	Strayer Education, Inc.	2,045
70	[1] Swift Transportation Co., Inc.	1,521
50	Teleflex, Inc.	3,582
60	[1] Terex Corp.	4,754
100	[1] Tetra Tech, Inc.	1,909
165	Textron, Inc.	15,409
70	[1] Thomas & Betts Corp.	3,597
90	Timken Co.	2,904
70	Total Systems Services, Inc.	1,394
60	Trinity Industries, Inc.	3,263
2,735	Tyco International Ltd	73,517
60	1 URS Corp.	2,415
40	1 US Airways Group, Inc.	1,600
40	1 USG Corp.	3,798
84	UTI Worldwide, Inc.	2,654
360	Union Pacific Corp.	33,606
880	United Parcel Svc, Inc.	69,854
100	[1] United Stationers, Inc.	5,310
1,375	United Technologies Corp.	79,709
40	Universal Forest Products, Inc.	2,540
60	[1] Valassis Communications, Inc.	1,762
118	WW Grainger, Inc.	8,891
40	[1] Washington Group International, Inc.	2,296
87	[1] Waste Connections, Inc.	3,463
778	Waste Management, Inc.	27,463
40	Watsco, Inc.	2,842
70	Watson Wyatt Worldwide, Inc.	2,281
50	Weight Watchers International, Inc.	2,570
80	Werner Enterprises, Inc.	1,470
40	[1] West Corp.	1,786
60	Woodward Governor Co.	1,995
40	World Fuel Services Corp.	1,618
60	1 YRC Worldwide, Inc.	2,284

	TOTAL	2,370,532

	Information Technology—14.9%
550	[1] 3Com Corp.	2,816
130	1 ADC Telecommunications, Inc.	3,326
70	1 ATMI, Inc.	2,114
110	AVX Corp.	1,947
710	Accenture Ltd.	21,349
290	[1] Activision, Inc.	3,999
100	Acxiom Corp.	2,584
875	Adobe Systrems, Inc.	30,555
80	Adtran, Inc.	2,094
606	[1] Advanced Micro Devices, Inc.	20,094
120	[1] Affiliated Computer Services, Inc.	7,159
220	[1] Agere Systems, Inc.	3,308
510	[1] Agilent Technologies, Inc.	19,150
150	[1] Akamai Technologies, Inc.	4,933
523	[1] Altera Corp.	10,794
100	Amphenol Corp., Class A	5,218
480	Analog Devices, Inc.	18,379
190	[1] Andrew Corp.	2,333
50	[1] Anixter International, Inc.	2,389

50	[1] Ansys, Inc.	2,707
40	[1] Anteon International Corp.	2,182
1,167	[1] Apple Computer, Inc.	73,194
2,165	Applied Materials, Inc.	37,909
550	[1] Applied Micro Circuits Corp.	2,238
150	[1] Arris Group, Inc.	2,064
130	[1] Arrow Electronics, Inc.	4,195
550	[1] Atmel Corp.	2,596
312	Autodesk, Inc.	12,018
770	Automatic Data Processing, Inc.	35,173
460	[1] Avaya, Inc.	5,198
50	[1] Avid Technology, Inc.	2,173
140	[1] Avnet, Inc.	3,553
70	[1] Avocent Corp.	2,221
240	1 BMC Software, Inc.	5,198
420	1 BEA Systems, Inc.	5,514
240	[1] BearingPoint, Inc.	2,037
60	[1] Benchmark Electronics, Inc.	2,301
30	Black Box Corp.	1,441
573	[1] Broadcom Corp.	24,731
370	[1] Brocade Communications Systems, Inc.	2,472
130	[1] Brooks Automation, Inc.	1,851
180	1 CNET Networks, Inc.	2,558
584	CA, Inc.	15,891
30	1 CACI International, Inc.	1,973
300	[1] Cadence Design Systems, Inc.	5,547
60	[1] Cerner Corp.	2,847
60	[1] Checkpoint Systems, Inc.	1,613
720	[1] Ciena Corp.	3,751
8,408	[1] Cisco Systems, Inc.	182,201
265	[1] Citrix Systems, Inc.	10,044
70	Cognex Corp.	2,075
188	[1] Cognizant Technology Solutions Corp.	11,184
60	[1] Coherent, Inc.	2,107
80	[1] CommScope, Inc.	2,284
249	[1] Computer Sciences Corp.	13,832
440	[1] Compuware Corp.	3,445
220	[1] Comverse Technology, Inc.	5,177
660	[1] Conexant Systems, Inc.	2,277
2,065	[1] Corning, Inc.	55,569
90	[1] Cree, Inc.	2,953
50	[1] Cymer, Inc.	2,272
170	[1] Cypress Semiconductor Corp.	2,882
3,073	[1] Dell, Inc.	91,452
80	Diebold, Inc.	3,288
50	[1] Digital Insight Corp.	1,820
50	[1] Digital River, Inc.	2,181
140	[1] Digitas, Inc.	2,016
3,432	1 EMC Corp./Massachusetts	46,778
190	[1] Earthlink, Inc.	1,815
1,419	[1] eBay, Inc.	55,426
80	[1] Eclipsys Corp.	1,889
410	[1] Electronic Arts, Inc.	22,435
744	Electronic Data Systems Corp.	19,962
70	[1] Eletronics For Imaging, Inc.	1,958
100	[1] Emulex Corp.	1,709

190	[1] Entegris, Inc.	2,022
40	[1] Equinix, Inc.	2,569
40	1 F5 Networks, Inc.	2,900
70	Fair Isaac Corp.	2,773
150	[1] Fairchild Semiconductor International, Inc.	2,861
60	[1] Filenet Corp.	1,621
1,099	First Data Corp.	51,455
904	[1] Flextronics International Ltd	9,356
90	[1] Flir Systems, Inc.	2,557
60	[1] Formfactor, Inc.	2,359
150	[1] Foundry Networks, Inc.	2,724
150	[1] Freescale Semiconductor, Inc., Class A	4,172
392	[1] Freescale Semiconductor, Inc., Class B	10,886
110	[1] Gartner, Inc., Class A	1,535
50	[1] Global Imaging Systems, Inc.	1,899
274	[1] Google, Inc.	106,860
196	Harris Corp.	9,269
146	Henry Jack & Associates, Inc.	3,339
3,872	Hewlett Packard Co.	127,389
70	[1] Hyperion Solutions Corp.	2,282
290	1 IAC/InterActiveCorp	8,546
210	IKON Office Solutions, Inc.	2,993
100	Imation Corp.	4,291
120	[1] Informatica Corp.	1,866
50	[1] Infospace, Inc.	1,398
160	[1] Ingram Micro, Inc., Class A	3,200
240	[1] Integrated Device Technology, Inc.	3,566
8,209	Intel Corp.	158,844
114	[1] Interdigital Communications Corp.	2,795
40	[1] Intergraph Corp.	1,666
75	[1] Intermagnetics General Corp.	1,879
2,211	International Business Machines Corp.	182,341
80	[1] International Rectifier Corp.	3,314
70	[1] Internet Securities Systems	1,679
170	Intersil Corp.	4,916
236	[1] Intuit, Inc.	12,553
40	[1] Itron, Inc.	2,394
30	[1] j2 Global Communications, Inc.	1,410
2,380	1 JDS Uniphase Corp.	9,925
260	[1] Jabil Circuit, Inc.	11,144
647	[1] Juniper Networks, Inc.	12,371
90	1 KFX, Inc.	1,638
250	Kla-Tencor Corp.	12,090
40	[1] Komag, Inc.	1,904
40	[1] Kronos, Inc.	1,496
440	1 LSI Logic Corp.	5,086
250	[1] Lam Research Corp.	10,750
130	[1] Lexmark International, Inc., Class A	5,899
410	Linear Technology Corp.	14,383
6,730	[1] Lucent Technologies, Inc.	20,527
268	1 MEMC Electronic Materials, Inc.	9,895
140	1 MPS Group, Inc.	2,142
320	[1] Marvell Technology Group Ltd	17,312
440	Maxim Integrated Products, Inc.	16,346
310	[1] Maxtor Corp.	2,964
180	1 McAfee, Inc.	4,379

60	[1] Merge Technologies, Inc.	958
50	[1] Mettler Toledo International, Inc.	3,017
304	Microchip Technology, Inc.	11,035
832	[1] Micron Technology, Inc.	12,247
50	[1] Micros Systems, Inc.	2,304
80	[1] Microsemi Corp.	2,329
12,958	Microsoft Corp.	352,587
20	[1] MicroStrategy, Inc., Class A	2,106
91	Molex, Inc.	3,021
3,367	Motorola, Inc.	77,138
90	1 NAVTEQ Corp.	4,559
275	1 NCR Corp.	11,492
150	[1] NetIQ Corp.	1,673
70	National Instruments Corp.	2,283
462	National Semiconductor Corp.	12,862
463	[1] Network Appliance, Inc.	16,682
420	[1] Novell, Inc.	3,226
150	[1] Novellus Systems, Inc.	3,600
190	[1] Nuance Communications, Inc.	2,244
233	[1] Nvidia Corp.	13,342
260	1 ON Semiconductor Corp.	1,888
80	[1] Omnivision Technologies, Inc.	2,416
110	[1] Openwave Systems, Inc.	2,374
5,723	[1] Oracle Corp.	78,348
240	1 PMC- Sierra, Inc.	2,950
120	[1] Palm, Inc.	2,779
136	[1] Parametric Technology Corp.	2,221
450	Paychex, Inc.	18,747
140	PerkinElmer, Inc.	3,286
120	[1] Perot Systems Corp.	1,867
60	Plantronics, Inc.	2,126
70	[1] Plexus Corp.	2,630
130	[1] Polycom, Inc.	2,818
130	[1] Powerwave Technologies, Inc.	1,754
70	[1] Progress Software Corp.	2,036
200	1 QLogic Corp.	3,870
2,208	Qualcomm, Inc.	111,747
100	[1] Quest Software, Inc.	1,670
270	1 RF Micro Devices, Inc.	2,336
130	1 RSA Security, Inc.	2,332
110	[1] Rambus, Inc.	4,327
180	[1] RealNetworks, Inc.	1,485
180	[1] Red Hat, Inc.	5,036
98	Reynolds & Reynolds Co., Class A	2,783
100	Roper Industries	4,863
50	1 SRA International, Inc.	1,887
50	[1] SafeNet, Inc.	1,324
70	[1] Salesforce.com, Inc.	2,543
248	[1] SanDisk Corp.	14,265
620	[1] Sanmina- SCI Corp.	2,542
600	[1] Seagate Technology	15,798
110	[1] Semtech Corp.	1,968
50	[1] Silicon Laboratories, Inc.	2,748
50	[1] Sirf Technology Holdings, Inc.	1,771
280	[1] Skyworks Solutions, Inc.	1,901
1,100	[1] Solectron Corp.	4,400

400	[1] Sonus Networks, Inc.	2,192
4,988	[1] Sun Microsystems, Inc.	25,588
110	[1] Sybase, Inc.	2,323
360	[1] Sycamore Networks, Inc.	1,692
1,439	[1] Symantec Corp.	24,218
270	Symbol Technologies, Inc.	2,857
170	[1] Synopsys, Inc.	3,800
80	1 THQ, Inc.	2,071
90	[1] Take-Two Interactive Software	1,679
45	Talx Corp.	1,282
80	[1] Tech Data Corp.	2,953
100	[1] Tekelec	1,383
110	Tektronix, Inc.	3,928
50	[1] Teledyne Technologies, Inc.	1,780
702	[1] Tellabs, Inc.	11,162
220	[1] Teradyne, Inc.	3,412
60	[1] Tessera Technologies, Inc.	1,925
2,239	Texas Instruments, Inc.	72,700
251	[1] Thermo Electron Corp.	9,310
250	[1] Tibco Software, Inc.	2,090
60	[1] Transaction Systems Architects, Inc.	1,873
80	[1] Trident Microsystems, Inc.	2,325
70	[1] Trimble Navigation Ltd	3,154
420	[1] Unisys Corp.	2,894
110	United Online, Inc.	1,415
180	[1] Utstarcom, Inc.	1,132
110	[1] Valueclick, Inc.	1,861
50	[1] Varian, Inc.	2,059
75	[1] Varian Semiconductor Equipment Associates, Inc.	2,106
60	[1] VeriFone Holdings, Inc.	1,817
402	[1] VeriSign, Inc.	9,644
210	[1] Vishay Intertechnology, Inc.	2,990
120	[1] Waters Corp.	5,178
89	[1] WebEx Communications, Inc.	2,997
60	[1] Websense, Inc.	1,655
230	[1] Western Digital Corp.	4,469
110	[1] Wind River Systems, Inc.	1,370
1,400	[1] Xerox Corp.	21,280
493	Xilinx, Inc.	12,552
1,734	[1] Yahoo, Inc.	55,939
80	[1] Zebra Technologies Corp., Class A	3,578

	TOTAL	3,072,622

	Materials—3.3%
330	Air Products & Chemicals, Inc.	22,173
90	Airgas, Inc.	3,518
190	1 AK Steel Holding Corp.	2,850
100	Albemarle Corp.	4,535
1,203	Alcoa, Inc.	36,764
90	Allegheny Technologies, Inc.	5,506
158	[1] Alpha Natural Resources, Inc.	3,656
119	[1] Apex Silver Mines Ltd	2,826
54	Aptargroup, Inc.	2,984
70	Arch Coal, Inc.	5,316
70	Ashland, Inc.	4,976
110	Ball Corp.	4,821
130	Bemis Co., Inc.	4,105
80	Bowater, Inc.	2,366

80	Cabot Corp.	2,719
35	Carpenter Technology Corp.	3,308
148	Celanese Corp.	3,104
59	[1] Chaparral Steel Co.	3,830
260	Chemtura Corp.	3,063
20	Cleveland Cliffs, Inc.	1,742
420	[1] Coeur d’Alene Mines Corp.	2,755
60	Commercial Metals Co.	3,209
80	Compass Minerals International, Inc.	1,999
149	Consol Energy, Inc.	11,050
180	[1] Crown Holdings, Inc.	3,193
50	Cytec Industries, Inc.	3,001
1,345	Dow Chemical Co.	54,607
30	Eagle Materials, Inc.	1,913
30	Eagle Materials, Inc.	1,914
90	Eastman Chemical Co.	4,606
277	Ecolab, Inc.	10,581
1,283	El Du Pont de Nemours & Co.	54,155
140	Engelhard Corp.	5,545
50	FMC Corp.	3,099
100	Ferro Corp.	2,000
50	Florida Rock Industries, Inc.	2,811
50	Foundation Coal Holdings, Inc.	2,057
280	Freeport-McMoRan Copper & Gold, Inc., Class B	16,736
50	Georgia Gulf Corp.	1,300
70	HB Fuller Co.	3,594
160	[1] Hercules, Inc.	2,208
138	[1] Huntsman Corp.	2,663
100	International Flavors & Fragrances, Inc.	3,432
683	International Paper Co.	23,611
60	[1] Jarden Corp.	1,971
45	Lafarge North America, Inc.	3,780
100	Longview Fibre Co.	2,584
130	Louisiana-Pacific Corp.	3,536
80	Lubrizol Corp.	3,428
240	Lyondell Chemical Co.	4,776
50	Martin Marietta Materials, Inc.	5,352
80	Massey Energy Corp.	2,886
220	MeadWestvaco Corp.	6,008
40	Minerals Technologies, Inc.	2,336
355	Monsanto Co.	30,086
160	[1] Mosaic Co./The	2,296
592	Newmont Mining Corp.	30,719
195	Nucor Corp.	20,434
110	Olin Corp.	2,362
50	[1] Oregon Steel Mills, Inc.	2,559
170	[1] Owens–Illinois, Inc.	2,953
223	PPG Industries, Inc.	14,127
126	Packaging Corp. of America	2,827
170	[1] Pactiv Corp.	4,172
347	Peabody Energy Corp.	17,492
289	Phelps Dodge Corp.	23,273
81	Potlatch Corp.	3,470
445	Praxair, Inc.	24,542
30	Quanex Corp.	1,999
174	RPM International, Inc.	3,122

40	1 RTI International Metals, Inc.	2,194
100	Rayonier, Inc.	4,559
213	Rohm & Haas Co.	10,409
110	Schulman A, Inc.	2,723
68	Scotts Miracle-Gro Co.	3,112
90	Sealed Air Corp.	5,208
70	Sigma-Aldrich Corp.	4,605
40	Silgan Holdings, Inc.	1,607
310	[1] Smurfit-Stone Container Corp.	4,207
130	Sonoco Products Co.	4,403
50	Steel Dynamics, Inc.	2,837
60	[1] Symyx Technologies, Inc.	1,664
120	Temple-Inland, Inc.	5,346
30	Texas Industries, Inc.	1,815
40	[1] Titanium Metals Corp.	1,942
28	[1] Tronox, Inc., Class A	480
130	USEC, Inc.	1,567
165	United States Steel Corp.	10,012
120	Valspar Corp.	3,344
140	Vulcan Materials Co.	12,131
345	Weyerhaeuser Co.	24,988
100	Worthington Industries, Inc.	2,006

	TOTAL	680,450

	Telecommunication Services—2.9%
5,328	AT&T, Inc.	144,069
495	Alltel Corp.	32,051
520	[1] American Tower Corp.	15,766
2,449	Bellsouth Corp.	84,858
140	CenturyTel, Inc.	5,477
440	[1] Cincinnati Bell, Inc.	1,989
390	Citizens Communications Co.	5,175
326	[1] Crown Castle International Corp.	9,242
190	[1] Dobson Communications Corp., Class A	1,524
230	1 IDT Corp.	2,519
60	[1] Leap Wireless International, Inc.	2,615
790	[1] Level 3 Communications, Inc.	4,092
260	[1] Liberty Global, Inc.	5,322
198	1 NII Holdings, Inc.	11,676
50	[1] NeuStar, Inc., Class A	1,550
160	[1] Nextel Partners, Inc.	4,531
80	PanAmSat Holding Corp.	1,986
130	[1] Price Communications Corp.	2,300
2,103	[1] Qwest Communications International, Inc.	14,300
70	1 RCN Corp.	1,813
90	1 SBA Communications Corp.	2,107
3,853	Sprint Nextel Corp.	99,562
78	Telephone & Data Systems, Inc.	3,076
100	Telephone & Data Systems, Inc.	3,775
213	Time Warner Telecom, Inc.	3,823
30	[1] United States Cellular Corp.	1,781
3,997	Verizon Communications	136,138

	TOTAL	603,117

	Utilities—3.4%
822	1 AES Corp.	14,023
104	AGL Resources, Inc.	3,749
180	[1] Allegheny Energy, Inc.	6,093
50	Allete, Inc.	2,330

130	Alliant Energy Corp.	4,091
257	Ameren Corp.	12,803
587	American Electric Power, Inc.	19,969
100	American States Water Co.	3,736
140	Aqua America, Inc.	3,894
570	[1] Aquila, Inc.	2,274
119	Atmos Energy Corp.	3,133
130	Avista Corp.	2,684
50	Black Hills Corp.	1,700
70	CH Energy Group, Inc.	3,360
240	1 CMS Energy Corp.	3,108
300	CenterPoint Energy, Inc.	3,579
256	Cinergy Corp.	11,625
100	Cleco Corp.	2,233
307	Consolidated Edison, Inc.	13,355
239	Constellation Energy Group, Inc.	13,076
150	DPL, Inc.	4,050
230	DTE Energy Co.	9,221
465	Dominion Resources, Inc.	32,099
1,279	Duke Energy Corp.	37,283
140	Duquesne Light Holdings, Inc.	2,310
370	[1] Dynegy, Inc. Class A	1,776
420	Edison International	17,296
90	1 El Paso Electric Co.	1,714
150	Empire District Electric Co.	3,333
81	[1] Enbridge Energy Management LLC	3,455
80	Energen Corp.	2,800
170	Energy East Corp.	4,131
284	Entergy Corp.	19,579
911	Exelon Corp.	48,192
538	FPL Group, Inc.	21,595
441	FirstEnergy Corp.	21,565
111	Great Plains Energy, Inc.	3,125
119	Hawaiian Electric Industries, Inc.	3,228
90	Idacorp, Inc.	2,927
260	KeySpan Corp.	10,626
71	[1] Kinder Morgan Management LLC	3,124
120	Laclede Group, Inc.	4,130
120	MDU Resources Group, Inc.	4,014
100	MGE Energy, Inc.	3,318
156	1 NRG Energy, Inc.	7,054
100	NSTAR	2,861
110	[1] Nalco Holding Co.	1,947
113	National Fuel Gas Co.	3,697
60	New Jersey Resources Corp.	2,715
69	Nicor, Inc.	2,730
449	NiSource, Inc.	9,079
190	Northeast Utilities	3,711
90	Northwest Natural Gas Co.	3,194
70	Northwestern Corp.	2,180
130	OGE Energy Corp.	3,770
200	Oneok, Inc.	6,450
90	Otter Tail Corp.	2,582
539	PG&E Corp.	20,967
100	PNM Resources, Inc.	2,440
490	PPL Corp.	14,406

70	Peoples Energy Corp.	2,495
210	Pepco Holdings, Inc.	4,786
119	Piedmont Natural Gas Co.	2,855
100	Pinnacle West Capital Corp.	3,910
340	Progress Energy, Inc.	14,953
321	Public Service Enterprise Group, Inc.	20,557
165	Puget Energy, Inc.	3,495
131	Questar Corp.	9,177
340	[1] Reliant Energy, Inc.	3,597
120	SCANA Corp.	4,709
330	Sempra Energy	15,332
150	[1] Sierra Pacific Resources	2,072
90	South Jersey Industries, Inc.	2,454
1,027	Southern Co.	33,655
136	Southern Union Co.	3,377
100	Southwest Gas Corp.	2,795
263	[1] Southwestern Energy Co.	8,466
240	TECO Energy, Inc.	3,869
656	TXU Corp.	29,363
151	UGI Corp.	3,182
60	Unisource Energy Corp.	1,830
114	Vectren Corp.	3,007
100	WGL Holdings, Inc.	3,042
59	WPS Resources Corp.	2,904
137	Weststar Energy, Inc.	2,851
192	Wisconsin Energy Corp.	7,678
580	Xcel Energy, Inc.	10,526

	TOTAL	692,426

	TOTAL COMMON STOCKS (IDENTIFIED COST $19,349,819)	19,838,622

	U.S. TREASURY—0.5%
$100,000	[2] United States Treasury Bill, 4.440%, 6/8/2006 (IDENTIFIED COST $99,169)	99,169

	MUTUAL FUND—2.4%
503,034	Aim Prime Fund (IDENTIFIED COST $503,034)	503,034

	TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $19,952,022)	20,440,825

	OTHER ASSETS AND LIABILITIES—NET—0.9%	185,676

	TOTAL NET ASSETS—100%	$20,626,501

1	Non-income producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on the valuation date and, in general, as furnished by an independent pricing service. Equity securities are valued at the latest quoted sales price or official closing price taken from the primary market in which each security trades; those securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Fixed-income instruments (other than short-term instruments) are generally valued at an evaluated mean price (which utilizes both dealer-supplied valuations and electronic data processing techniques which consider such factors as security prices, yields, maturities, and ratings) as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source. Open-end investment companies are generally valued at their net asset value per share. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investments for federal tax purposes was $19,952,022. The net unrealized appreciation of investments for federal tax purposes was $488,803. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $893,801 and net unrealized depreciation from investments for those securities having an excess of cost over value of $404,998.

At March 31, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mini 500 Index Futures	4	$260,660	June 2006	$1,479
Russell 2000 E Mini Index Futures	2	$154,360	June 2006	$4,485

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

AARP PORTFOLIOS

INTERNATIONAL STOCK MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS—94.9%
	Aerospace & Defense—0.6%
4,500	BAE Systems PLC	$32,932
2,040	Cobham PLC	6,670
340	European Aeronautic Defence and Space Co NV	14,349
520	Finmeccanica SpA	11,828
720	Meggitt PLC	4,358
2,230	Rolls Royce Group PLC	17,764
250	Safran SA	6,348
3,000	Singapore Technologies Engineering Ltd.	5,755
360	Tecnologica SA	6,935
70	Zodiac SA	4,550

	TOTAL	111,489

	Air Freight & Couriers—0.4%
1,010	Deutsche Post AG	25,366
600	TNT NV	20,807
546	Toll Holdings Limited	5,124
1,000	Yamato Holdings Co Ltd	20,512

	TOTAL	71,809

	Airlines—0.2%
200	Air France-KLM	4,717
1,000	All Nippon Airways Co. Ltd.	3,651
840	[1] British Airways PLC	5,161
2,000	Cathay Pacific Airways Ltd.	3,505
410	Deutsche Lufthansa AG	7,350
1,780	Qantas Airways Ltd.	4,514
1,000	Singapore Airlines Ltd.	8,664

	TOTAL	37,562

	Auto Components—0.8%
300	Aisin Seiki Co. Ltd.	11,694
1,000	Bridgestone Corp.	20,895
190	Continental AG	20,952
700	Denso Corp.	27,703
1,240	GKN PLC	7,171
220	Michelin(CDGE)	13,846
200	Nok Corp.	5,396
300	Stanley Electric Co. Ltd.	6,409
300	Toyota Industries Corp.	12,281
130	Valeo SA	5,445

	TOTAL	131,792

	Automobiles—2.9%
1,290	DaimlerChrysler AG	74,219
770	Fiat SpA	9,720
1,100	Honda Motor Co. Ltd.	68,250
3,200	Nissan Motor Co. Ltd.	38,075
250	Peugeot SA	15,779
10	Porsche AG	9,589
270	Renault SA	28,758

119,974	Rolls Royce Group PLC	213
4,200	Toyota Motor Corp	229,848
370	Volkswagen AG	27,984
300	Yamaha Motor Co. Ltd.	7,430

	TOTAL	509,865

	Banks—17.5%
2,470	ABN AMRO Holdings NV	74,173
1,190	Allied Irish Banks PLC	28,455
510	Alpha Bank AE	18,868
2,520	Australia & New Zealand Banking Group Ltd.	47,841
108	BNP Paribas	9,707
1,214	1 BNP Paribas	112,948
5,500	BOC Hong Kong Holdings Ltd	11,057
1,680	Banca Monte dei Paschi di Siena SpA	9,472
680	Banca Popolare di Milano SCRL	8,039
610	Banca Popolare di Verona e Novara Scri	16,171
4,800	Banco Bilbao Vizcaya Argentina SA	100,328
3,260	Banco Comercial Portugues SA	10,407
290	Banco Espirito Santo SA	5,298
1,700	[1] Banco Nazional del Lavana SpA	6,025
580	Bancho Popotari Unite Scpa	14,087
1,350	Banco Popular Espanol SA	19,926
8,370	Banco Santander Central Hispano SA	122,422
2,167	Banca Intesa SpA (Cert.-participating cumulative)	12,284
5,800	Banca Intesa SpA (Ord.)	34,707
3,400	Bank of East Asia Ltd.	12,312
1,000	Bank of Fukuoka Ltd.	8,451
1,000	Bank of Yokohama Ltd.	8,205
1,380	Bank of Ireland	25,712
400	Piraeus Bank SA	12,138
9,777	Barclays PLC	114,526
2,120	Capitalia SpA	17,653
1,000	Chiba Bank Ltd.	8,911
830	Commerzbank AG	33,125
1,760	Commonwealth Bank of Australia	57,117
800	Credit Agricole SA	31,180
1,700	Credit Suisse Group	95,463
2,000	DBS Group Holdings	20,175
1,000	DNB NOR ASA	13,476
148	DT Postbank AG	10,757
610	Danske Bank A/S	22,673
530	DePfa Bank PLC	9,457
758	Deutsche Bank AG	86,716
760	Dexia	19,686
350	EFG Eurobank Ergas	13,501
170	Emporiki Bank of Greece SA	5,695
190	Erste Bank der Oesterreichischen Sparkassen AG	11,222
5,420	HBOS PLC	90,591
16,397	HSBC Holdings PLC	275,204
1,000	Hang Seng Bank Ltd.	12,880
1,000	Joyo Bank Ltd.	7,064
250	KBC Groep NV	26,886
7,770	Lloyds TSB Group PLC	74,394
330	Macquarie Bank Ltd	15,291
730	Mediobanca SpA	15,684
13	Mitsubishi UFJ Financial Group, Inc.	199,157
14	Mizuho Financial Group, Inc.	114,745

2,170	National Australia Bank Ltd.	58,608
460	National Bank of Greece SA	21,664
1,000	Nishi Nippon City Bank Ltd.	5,464
3,060	Nordea Bank AB	37,914
4,000	Overseas Chinese Banking Corp	16,586
7	[1] Resona Holdings, Inc.	24,129
4,703	Royal Bank Scotland Group PLC	153,206
1,610	San Paolo IMI SPA	28,864
1,000	Shinsei Bank Ltd.	7,013
1,000	Shizuoka Bank Ltd.	10,111
710	Skandinaviska Enskilda Banken AB	17,640
543	Societe Generale	81,793
9	Sumitomo Mitsui Financial Group, Inc.	99,579
910	Suncorp Metway Ltd.	12,673
750	Svenska Handelsbanken Series A	20,902
1,525	UBS AG	167,643
11,080	UniCredito Italianiano SpA	80,223
2,000	United Overseas Bank Ltd.	19,309
2,480	Westpac Banking Corp.	42,320

	TOTAL	3,037,903

	Beverages—1.3%
600	Asahi Breweries Ltd.	8,528
690	C & C Group PLC	4,690
80	Carlsberg A/S	5,231
1,350	Coca-Cola Amatil Ltd.	6,992
4,140	Diageo PLC	65,273
3,560	Fosters Group Ltd.	13,543
370	Heineken NV	14,066
260	InBev NV	12,213
1,000	Kirin Brewery Co. Ltd.	13,635
320	Orkla ASA	15,881
110	Pernod-Ricard SA	21,109
1,270	SABmiller PLC	25,093
1,000	Sapporo Holdings Ltd.	5,243
1,220	Scottish & Newcastle PLC	11,034
1,000	Takara Holdings Inc.	6,128

	TOTAL	228,659

	Biotechnology—0.0%
10	Serono SA	6,974

	Building Products—0.7%
2,000	Asahi Glass Co. Ltd.	29,942
480	Assa Abloy AB	8,929
440	Cie de Saint-Gobain	30,789
10	Geberit AG	9,557
400	JS Group Corp.	8,613
2,000	Nippon Sheet Glass Co. Ltd.	11,166
1,720	Pilkington PLC	4,846
1,000	ToTo Ltd.	9,303
130	Wienerberger AG	6,548

	TOTAL	119,693

	Chemicals—2.6%
150	Air Liquide	31,280
380	Akzo Nobel NV	20,198
1,000	Asahi Kasei Corp.	7,141
740	BASF AG	58,114
910	Bayer AG	36,517
720	Boc Group PLC	19,372

140	Ciba Specialty Chemicals AG	8,378
370	Clariant AG	5,738
2,000	Dainippon Ink & Chemicals, Inc.	7,456
1,000	Denki KK	4,477
13	Givaudan AG	10,000
1,720	Imperial Chemical Industries PLC	10,351
300	JSR Corp.	8,937
220	Koninklijke DSM NV	10,062
1,000	Kuraray Co. Ltd.	11,779
80	Lonza Group AG	5,487
1,500	Mitsubishi Chemical Holdings Corp.	9,268
1,000	Mitsubishi Gas Chemical Co., Inc.	12,222
1,000	Mitsubishi Rayon Co. Ltd	8,205
1,000	Mitsui Chemicals, Inc.	7,371
110	Novozymes A/S-B Shares	7,470
510	Orica Ltd	8,473
500	Shin Etsu Chemical Co. Ltd	27,193
1,000	Showa Denko KK	4,451
100	Solvay SA	11,568
1,000	Sumitomo Bakelite Co. Ltd	9,073
2,000	Sumitomo Chemical Co. Ltd	16,307
160	Syngenta AG	22,502
1,000	Teijin Ltd.	6,664
3,000	Toray Industries, Inc.	24,614
1,000	Tosoh Corp.	5,004
1,000	Ube Industries Ltd.	2,953
350	Yara International ASA	5,572

	TOTAL	444,197

	Commercial Services & Supplies —1.1%
200	Adecco SA	11,185
100	Benesse Corp.	3,575
1,080	Brambles Industries PLC	8,091
1,460	Brambles Industries Ltd	11,244
290	Buhrmann NV	5,139
1,040	Capita Group PLC	8,312
1,000	Dai Nippon Printing Co. Ltd.	18,128
1,830	Group 4 Securicor PLC	6,024
2,550	Hays PLC	7,196
300	PagesJaunes Groupe SA	8,441
100	Randstad Holdings NV	5,937
2,870	Rentokil Initial PLC	7,787
10	SGS SA	9,273
500	Secom Co. Ltd	25,618
480	Securitas AB	9,269
800	Serco Group PLC	4,383
70	Societe BIC SA	4,707
1,000	Toppan Printing Co. Ltd.	13,890
290	Vedior NV	5,692
1,720	WPP Group PLC	20,656

	TOTAL	194,547

	Communications Equipment —1.4%
1,750	Alcatel SA	27,125
390	GN Store Nord	5,392
6,170	Nokia Oyj	127,915
20,950	Telefonaktiebolaget LM Ericsson	79,828

	TOTAL	240,260

	Computers & Peripherals —0.4%
2,000	Fujitsu Ltd	16,903
120	Logitech International SA	4,799
2,000	NEC Corp.	14,077
4,000	Toshiba Corp.	23,286
40	Wincor Nixdorf AG	5,049

	TOTAL	64,114

	Construction & Engineering —0.9%
50	Acciona S A	7,802
380	ACS Actividades Cons y Serv	14,787
160	[1]Alstom RGPT	13,439
730	Amec PLC	5,117
710	Balfour Beatty PLC	4,594
100	Fomento De Construc Y Contratas SA	7,416
100	Grupo Ferrovial SA	8,096
100	Hochtief AG	5,666
1,000	Kajima Corp.	6,256
1,000	Kinden Corp.	9,081
200	Kurita Water Indsustries Ltd.	4,290
320	Leighton Holdings Ltd.	4,069
1,000	Nishimatsu Construction Co. Ltd.	4,102
1,000	Obayashi Corp.	8,154
1,000	Shimizu Corp.	7,294
580	Skanska AB	9,520
1,000	Taisei Corp.	4,800
1,000	Toda Corp.	4,494
230	[1]Vinci SA	22,711

	TOTAL	151,688

	Construction Materials —1.0%
1,378	Boral Ltd.	8,806
760	CRH PLC	26,568
1,990	CSR Ltd.	6,358
950	Fletcher Building Ltd.	5,211
1,030	Hanson PLC	13,507
260	Holcim Ltd.	20,718
70	Imerys SA	5,905
800	James Hardie Industries NV	5,433
250	Lafarge SA	28,373
1,310	Rinker Group Ltd.	18,629
2,000	Sumitomo Osaka Cement Co. Ltd.	7,302
1,000	Taiheiyo Cement Corp.	4,843
140	Titan Cement Co. SA	6,695

	TOTAL	158,348

	Containers & Packaging —0.1%
1,422	Amcor Ltd.	7,536
870	Rexam PLC	8,436
300	Toyo Seikan Kaisha Ltd.	5,451

	TOTAL	21,423

	Distributors —0.1%
130	Inchcape PLC	5,895
2,000	Li & Fung Ltd.	4,510

	TOTAL	10,405

	Diversified Financials —3.6%
810	3i Group PLC	13,250
100	Acom Co. Ltd	5,881
100	Aiful Corp.	6,630
1,070	Amvescap PLC	9,994
250	Australian Stock Exchange Ltd.	5,857

350	Babcock & Brown International Pty Ltd.	4,639
790	Cattles PLC	5,060
280	Close Brothers Group PLC	5,194
200	Credit Saison Co. Ltd.	11,081
2,000	Daiwa Securities Group, Inc.	26,878
140	Deutsche Boerse AG	20,222
3	E*Trade Securities Co. Ltd	6,919
130	Euronext NV	10,738
1,600	Fortis	57,253
100	Groupe Bruxelles Lambert SA	11,143
1,000	Hokuhoku Financial Group, Inc.	4,400
2,000	Hong Kong Exchanges and Clearing Ltd.	12,049
200	Hypo Real Estate Holding AG	13,733
760	ICAP PLC	5,915
2,839	ING Groep NV	112,339
1,000	Keppel Corp. Ltd	8,540
430	London Stock Exchange PLC	7,898
430	Man Group PLC	18,435
660	Mediolanum SpA	5,243
1,000	Mitsubishi UFJ Securities Co.	16,086
1,000	Mitsui Trust Holdings, Inc.	14,647
1,000	Nikko Cordial Corp.	16,596
2,400	Nomura Holdings, Inc.	53,619
130	ORIX Corp.	40,551
100	Perpetual Ltd.	4,872
100	Promise Co. Ltd.	6,060
530	Provident Financial PLC	6,513
260	Schroders	5,377
2,000	Shinko Securities Co. Ltd.	11,115
2,000	Sumitomo Trust & Banking Co., Ltd.	23,184
1,500	Swire Pacific Ltd.	14,681
200	Takefuji Corp.	12,613

	TOTAL	615,205

	Diversified Telecommunication —3.2%
11,730	BT Group PLC	45,291
230	Belgacom SA	7,367
5,164	Cable & Wireless PLC	9,812
3,830	Deutsche Telekom AG	64,712
1,870	Eircom Group PLC	4,835
280	Elisa OYJ	5,567
2,370	France Telecom SA	53,392
3,000	[1] Hutchison Telecommunications International Ltd.	5,122
60	Mobistar SA	4,362
8	Nippon Telegraph & Telephone Cp	34,384
430	Hellenic Telecommunicatins Organization SA	9,520
6,000	PCCW Ltd	3,943
1,240	Portugal Telecom SGPS SA	15,066
2,940	Royal KPN NV	33,188
9,000	Singapore Telecommunications Ltd	14,760
30	Swisscom AG	9,730
530	Tele2 AB	6,277
3,334	Telecom Corp of New Zealand Ltd	11,383
8,030	Telecom Italia SpA (RNC – participating cumulative)	21,419
15,290	Telecom Italia SpA (Ord)	44,681
6,270	Telefonica SA	98,556
480	Telekom Austria AG	11,332
1,100	Telenor ASA	11,842

2,670	Teliasonera AB	16,051
3,200	Telstra Corp. Ltd.	8,574

	TOTAL	551,166

	Electric Utilities —2.8%
2,500	CLP Holdings Ltd.	14,578
900	Chubu Electric Power Co. Ltd	22,597
927	E ON AG	102,179
1,956	Energias de Portugal SA	7,692
240	Electric Power Development Co.	7,619
1,400	Endesa SA	45,270
6,070	Enel SpA	51,427
400	Hokkaido Electric Power Co., Inc.	8,596
2,000	Hong Kong Electric Holdings	9,394
1,170	Iberdrola SA	37,833
2,100	International Power PLC	10,336
1,100	Kansai Elec Power Co., Inc.	24,482
600	Kyushu Elec Power Co., Inc	13,558
10	Verbund-Oesterreichische Elektrizhaetswirschafts AG	4,455
280	Public Power Corp.	6,593
1,230	Scottish & Southern Energy PLC	24,217
2,630	Scottish Power PLC	26,622
2,170	T.E.R.N.A SpA	5,715
700	Tohoku Electric Power Co., Inc.	15,162
1,600	Tokyo Electric Power Co., Inc.	39,968
201	Union Fenosa SA	7,653

	TOTAL	485,946

	Electrical Equipment —1.8%
2,780	1 ABB Ltd	35,106
300	Fanuc Ltd	28,929
2,000	Fuji Electric Holdings Co. Ltd	10,928
1,000	Fujikura Ltd	11,345
1,000	Furukawa Electric Co. Ltd	8,307
1,000	Hitachi Cable Ltd.	5,685
3,000	Mitsubishi Electric Corp.	25,507
200	Nitto Denko Corp.	17,005
320	Schneider Electric SA	34,608
1,221	Siemens AG	114,177
1,000	Sumitomo Electric Industries Ltd.	15,873
200	Ushio, Inc.	4,775
270	Vestas Wind Systems A/S	6,742

	TOTAL	318,987

	Electronic Equipment & Instruments —1.4%
300	Alps Electric Co. Ltd.	4,844
1,000	Anritsu Corp.	6,298
700	Citizen Watch Co. Ltd.	6,619
1,000	Dainippon Screen Manufacturing Cp. Ltd.	10,613
4,000	Hitachi Ltd.	28,359
200	Hitachi Chemical Co. Ltd	5,753
600	Hoya Corp.	24,256
200	Ibiden Co. Ltd	10,128
110	Keyence Corp.	28,648
200	Kyocera Corp.	17,737
200	Nidec Corp.	16,443
1,000	Oki Electric Industry Co. Ltd	3,200
400	Omron Corp.	11,507
200	Rohm Co. Ltd	21,192
200	TDK Corp.	15,099

1,000	Venture Corp. Ltd.	7,922
1,000	Yaskawa Electric Corp.	11,311
300	Yokogawa Electric Corp	5,349

	TOTAL	235,278

	Energy Equipment & Services —0.1%
140	[1] Petroleum Geo-Services ASA	6,531
380	Stolt Offshore	5,977
140	Technip SA	9,491

	TOTAL	21,999

	Food & Drug Retailing —1.4%
790	Carrefour SA	42,096
80	Casino Guichand Perrachon SA	5,603
1,860	Coles Myer Ltd.	14,258
40	Colruyt SA	6,001
110	Delhaize Group	7,904
100	FamilyMart Co. Ltd.	3,141
2,060	J Sainsbury PLC	11,913
160	Kesko OYJ	5,001
2,200	[1] Koninklijke Ahold NV	17,331
100	Lawson, Inc.	3,770
1,100	Seven & I Holdings Co. Ltd	43,627
10,980	Tesco PLC	63,020
1,670	Woolworths Ltd.	22,528

	TOTAL	246,193

	Food Products —2.3%
1,000	Ajinomoto Co., Inc.	10,698
2,900	Cadbury Schweppes PLC	28,851
90	Danisco A/S	7,305
50	East Asiatic Co. Ltd. A/S	2,058
330	Groupe Danone	40,496
260	Kerry Group PLC	6,255
595	Nestle SA	176,767
500	Nisshin Seifun Group, Inc.	5,119
200	Nissin Food Products Co. Ltd.	6,196
240	Royal Numico NV	10,636
780	Tate & Lyle PLC	7,746
3,860	Unilever PLC	39,543
780	Unilever NV	54,250
200	Yakult Honsha Co. Ltd.	4,809

	TOTAL	400,729

	Gas Utilities —0.5%
810	Australian Gas & Light Co. Ltd	10,753
5,360	Centrica PLC	26,243
330	Gas Natural SDG SA	9,569
5,000	Hongkong & China Gas	12,049
3,000	Osaka Gas Co. Ltd	10,928
2,169	Snam Rete Gas SpA	9,603
3,000	Tokyo Gas Co.	13,150

	TOTAL	92,295

	Health Care Equipment & Supplies—0.5%
130	Cochlear Ltd	4,949
160	Cie General d’optique Essilor International SA	14,294
500	Gambro AB	5,986
390	Getinge AB	6,326
40	Nobel Biocare Holding AG	8,913
100	Phonak Holding AG	5,696
370	[1] Qiagen NV	5,479

1,440	Smith & Nephew PLC	12,798
20	Straumann Holding AG	4,560
80	Synthes, Inc.	8,782
300	Terumo Corp.	9,881

	TOTAL	87,664

	Health Care Providers & Services—0.2%
470	Alliance Unichem PLC	7,324
80	Celesio AG	7,583
100	Fresenius Medical Care AG & Co	11,968
300	Mediceo Paltac Holdings Co. Ltd.	4,861
550	Sonic Healthcare Ltd.	6,186
100	Suzuken Co. Ltd.	3,141

	TOTAL	41,063

	Hotels Restaurants & Leisure —1.0%
290	Accor SA	16,745
500	Aristocrat Leisure Ltd.	4,936
250	Carnival PLC	12,305
1,000	Cintra Concesiones de Infraestructuras de Trasnporte SA	6,684
3,310	Compass Group PLC	13,140
550	Enterprise Inns PLC	9,107
1,010	First Choice Holidays PLC	3,781
700	Intercontinental Hotels Group PLC	11,463
2,370	Ladbrokes PLC	16,035
1,123	Mitchells & Butlers PLC	9,346
350	OPAP SA	13,399
100	Oriental Land Co. Ltd	5,813
420	Punch Taverns PLC	6,154
1,170	Rank Group PLC	4,589
2,000	Shangri-La Asia Ltd	3,222
150	Sodexho Alliance SA	7,137
1,030	TABCORP Holdings Ltd	11,415
370	TUI AG	7,276
450	Whitbread PLC	9,282
740	William Hill PLC	7,716

	TOTAL	179,545

	Household Durables —2.1%
360	Barratt Developments PLC	6,631
220	Bellway PLC	4,726
400	Casio Computer Co. Ltd.	7,132
100	Daito Trust Construct Co. Ltd.	5,226
1,000	Daiwa House Industry Co. Ltd.	17,362
450	Electrolux AB	12,947
640	George Wimpey PLC	6,228
200	Makita Corp.	6,179
3,000	Matsushita Electric Industrial Co. Ltd	66,769
400	Persimmon PLC	9,239
1,830	Koninklijke Philips Electronics NV	61,951
300	Pioneer Corp.	4,856
2,000	Sanyo Electric Co. Ltd.	5,498
2,000	Sekisui Chemical Co. Ltd.	16,971
1,000	Sekisui House Ltd	14,945
2,000	Sharp Corp.	35,491
1,400	Sony Corp.	64,939
920	Taylor Woodrow PLC	6,464
400	Thomson SA	7,909

	TOTAL	361,463

	Household Products —0.4%
90	Henkel KGaA	10,539
1,000	Kao Corp.	26,384
860	Reckitt Benckiser PLC	30,304
100	UNI-Charm Corp.	4,919

	TOTAL	72,146

	Industrial Conglomerates —0.5%
633	Alinta Ltd	4,983
160	BCA Antonveneta SpA	5,147
3,000	Hutchison Whampoa Ltd.	27,468
360	Intertek Group PLC	5,150
5,630	Pirelli & Co. SpA	5,378
810	Smiths Group PLC	13,848
3,140	Sonae SGPS SA	5,145
1,250	Tomkins PLC	7,310
580	Wesfarmers Ltd.	14,493

	TOTAL	88,922

	Insurance —4.4%
2,670	AMP Ltd.	16,603
1,940	Aegon NV	35,957
720	Alleanza Assicurazioni SpA	8,573
575	Allianz AG	96,161
1,330	Assicurazioni Generali SpA	50,174
3,280	Aviva PLC	45,609
2,307	Axa SA	81,095
60	CNP Assurances	6,059
260	Corp Mapfre SA	5,305
2,630	Friends Provident PLC	9,537
2,560	Insurance Australia Group Ltd.	10,032
420	Irish Life & Permanent PLC	10,094
8,880	Legal & General Group PLC	21,931
2	Millea Holdings, Inc.	39,661
2,000	Mitsui Sumitomo Insurance Co. Ltd.	27,252
297	Muenchener Ruckvers AG	42,178
9,938	Old Mutual PLC	34,785
3,270	Prudential PLC	37,963
1,120	QBE Insurance Group Ltd.	17,563
390	Resolution PLC	4,548
4,130	Royal & Sun Alliance Insuarnace Group	9,895
600	Sampo Oyj	12,650
1,990	SCOR	5,072
1,000	Sompo Japan Insurance, Inc.	14,528
500	Storebrand ASA	5,593
450	Swiss Reinsurance	31,470
300	T & D Holdings, Inc.	23,490
200	Zurich Financial Services AG	47,020

	TOTAL	750,798

	Internet & Catalog Retail —0.2%
1,250	Gus PLC	22,936
10	Rakuten, Inc.	9,107

	TOTAL	32,043

	Internet Software & Services —0.3%
10	SBI Holdings, Inc.	5,668
1,000	Softbank Corp.	29,363
20	Yahoo! Japan Corp.	12,222

	TOTAL	47,253

	IT Consulting & Services —0.3%
100	[1] Atos Origin SA	7,422

100	CSK Holdings Corp.	4,979
180	Cap Gemini SA	9,823
880	Computershare Ltd.	4,640
320	Getronics NV	3,880
340	Indra Sistemas SA	6,925
1,760	Logica CMG PLC	5,992
2	NTT Data Corp.	9,634
140	Tietoenator Oyj	5,479

	TOTAL	58,774

	Leisure Equipment & Products —0.3%
240	Agfa-Gevaert NV	4,579
700	Fuji Photo Film Co. Ltd.	23,414
500	Konica Minolta Holdings, Inc.	6,392
400	Namco Bandai Holdings, Inc.	5,488
200	Shimano, Inc.	6,026
300	Yamaha Corp.	5,311

	TOTAL	51,210

	Machinery —1.8%
200	Alfa Laval AB	5,394
780	Atlas Copco AB	21,990
400	Daikin Industries Ltd.	14,026
1,000	Ebara Corp.	6,298
110	Heidelberger Druckmaschinen	4,860
200	Hitachi Construction Machinery Co. Ltd.	5,277
700	IMI PLC	6,891
14,000	[1] Invensys PLC	5,600
2,000	Ishikawajima-Harima Heavy Industries Ltd.	6,349
3,000	Kawasaki Heavy Industries Ltd.	10,545
1,000	Komatsu Ltd.	19,107
1,000	Kubota Corp.	10,809
130	Linde AG	11,306
210	MAN AG	14,598
190	Metso Oyj	7,345
2,000	Minebea Co. Ltd.	13,839
4,000	Mitsubishi Heavy Industries Ltd.	19,065
2,000	Mitsui Engineering & Shipbuilding Co. Ltd.	6,502
1,000	NGK Insulators Ltd.	14,716
1,000	NSK Ltd.	8,698
60	SBM Offshore NV	6,027
100	SMC Corp./ Japan	15,609
300	Sandvik AB	17,784
200	Scania AB	8,702
10	Sulzer AG	6,828
1,000	Sumitomo Heavy Industries Ltd.	9,626
200	THK Co. Ltd.	6,434
1,500	Techtronic Industries Co.	2,697
460	Volvo AB	21,584

	TOTAL	308,506

	Marine —0.2%
2	A P Moller-Maersk A/S	17,210
110	Frontline Ltd	3,670
20	Kuehne & Nagel International AG	6,487
1,000	Mitsui Osk Lines Ltd.	6,775
1,000	Nippon Yusen KK	6,119
6	Ship Finance International Ltd.	93

	TOTAL	40,354

	Media —1.9%
2,070	Aegis Group PLC	4,923
180	Antena 3 de Television SA	4,652
1,760	British Sky Broadcasting PLC	16,530
3	Dentsu, Inc.	10,903
440	Emap PLC	6,742
1,250	Emi Group PLC	5,500
350	Eniro AB	4,055
6,040	ITV PLC	12,527
1,440	Independent News & Media PLC	4,667
2,510	John Fairfax Holdings Ltd.	7,211
180	Lagardere S.C.A.	14,081
1,320	Mediaset SpA	15,574
100	[1] Modern Times Group AB	4,711
1,180	Pearson PLC	16,377
210	Publicis Groupe SA	8,208
360	Publishing & Broadcasting Ltd	4,462
1,090	Reed Elsevier NV	15,652
1,900	Reed Elsevier PLC	18,241
2,050	Reuters Group PLC	14,137
9,350	[1] Seat Pagine Gialle SpA	4,477
4,000	Singapore Press Hd	11,140
200	Societe Television Francaise 1	6,069
300	Toho Co. Ltd./ Tokyo	5,796
610	Trinity Mirror PLC	6,047
450	UTD Business Media PLC	5,678
360	VNU NV	11,724
1,750	Vivendi SA	60,198
430	Wolters Kluwer NV	10,741
1,100	Yell Group PLC	10,417

	TOTAL	321,440

	Metals & Mining —3.7%
460	Acerinox SA	7,543
1,840	Alumina Ltd.	9,768
1,970	Anglo American PLC	75,996
730	Arcelor	28,824
5,481	BHP Billiton Ltd.	109,944
3,420	BHP Billiton PLC	62,546
1,320	BlueScope Steel Ltd.	6,790
6,530	Corus Group PLC	9,994
1,000	Daido Steel Co. Ltd.	10,171
1,000	Dowa Mining Co. Ltd.	11,958
800	JFE Holdings, Inc.	32,342
350	Johnson Matthey PLC	8,498
3,000	Kobe Steel Ltd.	11,413
140	Kone Corp. NPV	5,773
2,000	Mitsubishi Materials Corp.	10,707
2,000	Mitsui Mining & Smelting Co. Ltd.	14,026
490	Newcrest Mining Ltd.	8,207
8,000	Nippon Steel Corp.	31,048
1,000	Nisshin Steel Co. Ltd.	3,472
180	Rautaruukki OYJ	6,659
1,470	Rio Tinto PLC	74,707
400	Rio Tinto Ltd.	22,595
640	SKF AB	10,463
150	SSAB Svenskt Stal AB	7,202
5,000	Sumitomo Metal Indusrties	21,490
1,000	Sumitomo Metal Mining Co. Ltd.	13,975

550	ThyssenKrupp AG	15,909
40	Umicore	5,549
40	Voestalpine AG	5,606

	TOTAL	643,175

	Multiline Retail —0.7%
900	Aeon Co. Ltd	21,869
300	Isetan Co.	6,549
2,350	Marks & Spencer Group PLC	22,746
500	Marui Co. Ltd	9,894
220	Metro AG	11,298
1,000	Mitsukoshi Ltd	6,426
420	Next PLC	12,053
100	PPR SA	12,096
1,000	Takashimaya Co. Ltd.	15,269
67	[1] Westfield Group	821

	TOTAL	119,021

	Multi-Utilities —0.9%
70	RWE AG	5,476
570	RWE AG	49,690
1,390	Suez SA	54,867
1,310	United Utilities PLC	15,710
480	Veolia Environnement	26,702

	TOTAL	152,445

	Office Electronics —0.6%
1,100	Canon, Inc.	72,931
60	Neopost SA	6,533
1,000	Ricoh Co. Ltd.	19,575

	TOTAL	99,039

	Oil & Gas —7.7%
4,880	BG Group PLC	61,068
30,209	BP PLC	347,296
300	Caltex Australia Ltd.	4,126
3,944	ENI SpA	112,404
630	Fortum Oyj	15,921
320	Gaz de France	11,590
1	INPEX Corp.	8,485
410	[1] Lundin Petroleum AB	4,750
3,810	National Grid PLC	37,937
220	Neste Oil Oyj	7,576
1,000	Nippon Mining Holdings, Inc.	8,451
2,000	Nippon Oil Corp.	15,711
210	Norsk Hydro ASA	29,116
230	OMV AG	15,410
1,610	Origin Energy Ltd.	8,443
1,320	Repsol YPF SA	37,556
5,942	Royal Dutch Shell	185,817
4,160	Royal Dutch Shell B Shares	135,445
1,089	Santos Ltd.	8,880
400	Showa Shell Sekiyu KK	4,548
890	Statoil ASA	25,685
1,000	Teikoku Oil Co. Ltd.	12,094
810	Total SA	214,038
680	Woodside Petroleum Ltd.	22,156

	TOTAL	1,334,503

	Paper & Forest Products —0.4%
130	Holmen AB	5,506
1	Nippon Paper Group, Inc.	4,332

320	Norske Skogsindustrier ASA	5,424
1,000	OJI Paper Co.	6,162
880	Stora Enso Oyj	13,565
260	Svenska Cellulosa AB	11,447
760	Upm-Kymmene OYJ	17,989

	TOTAL	64,425

	Personal Products —0.4%
40	Beiersdorf AG	5,778
420	L’Oreal SA	37,062
1,000	Shiseido Co. Ltd.	18,639

	TOTAL	61,479

	Pharmaceuticals —6.4%
110	Altana AG	6,828
800	Astellas Pharma, Inc.	30,435
2,250	Astrazeneca PLC	113,486
280	CSL Ltd.	10,972
400	Chugai Pharmaceutical Co. Ltd.	7,268
1,000	Daiichi Sankyo Co. Ltd.	22,852
400	Eisai Co. Ltd.	17,465
610	[1] Elan Corp. PLC	8,811
8,561	GlaxoSmithKline PLC	224,090
80	Merck KGaA	7,616
3,429	Novartis AG	190,844
360	Novo-Nordisk AS	22,428
1,037	Roche Holdings AG	154,517
1,576	Sanofi-Aventis	150,166
200	Santen Pharmaceutical Co. Ltd.	4,817
250	Schering AG	26,033
1,000	Shionogi & Co. Ltd.	16,435
1,400	Takeda Pharmaceutical Co. Ltd.	79,952
140	UCB SA	6,899

	TOTAL	1,101,914

	Private Placement —0.1%
766	Boots Group PLC	9,586
0	Old Mutual PLC	0
240	YIT OYJ	6,520

	TOTAL	16,106

	Real Estate —2.9%
230	Berkeley Group Holdings PLC	4,740
760	British Land Co. PLC	16,404
620	Brixton PLC	5,305
7,370	CFS Gandel Retail Trust	10,296
2,000	CapitaLand	5,991
2,000	Cheung Kong Holdings, Ltd.	21,173
110	Corio NV	7,110
7,960	DB RREEF Trust	8,383
3,037	GPT Group	8,986
631	Hammerson PLC	13,609
3,000	Hang Lung Properties Ltd.	5,722
1,000	Henderson Land Development Co. Ltd.	5,541
920	1 IMMOFINANZ ImmobilIien Anlagen AG	9,559
6,310	Investa Property Group	9,764
1	Japan Real Estate Investment Corp.	8,681
1	Japan Retail Fund Investment Corp.	7,830
60	Klepierre	7,494
650	Land Securities Group PLC	21,796
644	Lend Lease Corp Ltd.	6,387

200	Leopalace21 Corp.	7,524
579	Liberty International PLC	11,853
3,000	[1] Link REIT/The	6,495
2,396	Macquarie Goodm Group	8,548
571	[1] Meinl European Land Ltd.	10,743
133	Metrovacesa SA	11,317
2,460	Mirvac Group	7,490
2,000	Mitsubishi Estate Co. Ltd.	47,491
1,000	Mitsui Fudosan Co. Ltd.	23,022
4,000	New World Development Co. Ltd.	7,036
1	Nippon Building Fund, Inc.	9,277
99	Rodamco Europe NV	9,956
190	Sacyr Vallehermoso SA	6,480
2,000	Sino Land Co.	2,887
840	Slough Estates PLC	9,745
1,412	Stockland	6,798
1,000	Sumitomo Realty & Development Co. Ltd.	27,746
2,000	Sun Hung Kai Properties Ltd.	20,297
1,000	Tokyo Tatemono Co. Ltd.	10,928
1,000	Tokyu Land Corp.	8,954
80	Unibail	14,469
60	Wereldhave NV	6,758
2,070	Westfield Group	25,358
3,000	Wharf Holdings Ltd.	11,018

	TOTAL	496,961

	Road & Rail —0.9%
500	Arriva PLC	5,352
2	Central Japan Railway Co.	19,745
40	DSV A/S	5,335
8	East Japan Railway Co.	59,373
790	Firstgroup PLC	5,836
1,000	Keio Corp.	6,613
2,000	Kintetsu Corp.	7,813
2,500	MTR Corp.	5,638
290	National Express Group PLC	4,766
1,000	Nippon Express Co. Ltd.	5,685
2,180	Stagecoach Group PLC	4,360
2,000	Tobu Railway Co. Ltd.	10,537
1,000	Tokyu Corp.	6,749
3	West Japan Railway Co.	12,690

	TOTAL	160,492

	Semiconductor Equipment & Products —0.7%
2,170	ARM Holdings PLC	5,029
680	1 ASML Holding NV	13,908
100	Advantest Corp.	11,941
950	[1] Infineon Technologies AG	9,813
300	Murata Manufacturing Co. Ltd.	20,350
1,000	Nikon Corp.	17,958
200	Seiko Epson Corp.	5,532
910	STmicroelectronics	16,855
200	Tokyo Electron Ltd.	13,822

	TOTAL	115,208

	Software —0.7%
110	[1] Business Objects SA	4,021
90	Dassault Systemes SA	5,155
200	Konami Corp.	5,047
1,060	Misys PLC	4,139

200	Nintendo Co. Ltd.	29,959
1,910	Sage Group PLC	9,144
310	SAP AG	67,357

	TOTAL	124,822

	Specialty Retail —1.0%
100	Aoyama Trading Co. Ltd.	3,311
710	Compagnie Financiere Richemont AG	34,065
2,860	DSG International PLC	9,177
2,500	Esprit Holdings Ltd.	19,459
100	Fast Retailing Co. Ltd.	9,796
480	Grafton Group PLC	6,310
680	Hennes & Mauritz AB	24,860
340	Inditex SA	13,144
1,280	Kesa Electricals	6,946
3,550	Kingfisher PLC	14,787
200	Sega Sammy Holdings, Inc.	8,136
2,870	Signet Group PLC	5,466
240	Travis Perkins PLC	6,967
100	Yamada Denki Co. Ltd.	11,549

	TOTAL	173,973

	Textiles & Apparel —0.6%
70	Adidas-Salomon AG	13,866
400	Bulgari SpA	4,821
30	Hermes International	7,596
340	LVMH Moet Hennessy Louis Vuitton SA	33,387
30	Puma AG Rudolf Dassla Sport	11,378
55	Swatch Group AG	9,242
330	Swatch Group AG	11,501
1,000	Toyobo Co. Ltd.	3,098

	TOTAL	94,889

	Tobacco —0.8%
440	Altadis SA	19,761
2,200	British Amererican Tobacco PLC	53,339
990	Gallaher Group PLC	14,464
1,020	Imperial Tobacco Group PLC	30,283
5	Japan Tobacco, Inc.	17,618
500	Swedish Match AB	6,855

	TOTAL	142,320

	Trading Companies & Distributors —1.0%
783	Bunzl PLC	9,301
910	Electrocomponents PLC	4,432
1,320	Hagemeyer NV	6,681
2,000	Itochu Corp.	17,209
2,000	Marubeni Corp.	10,485
2,100	Mitsubishi Corp.	47,900
2,000	Mitsui & Co. Ltd.	28,971
700	[1] Sojitz Corp.	4,146
2,000	Sumitomo Corp.	28,529
860	Wolseley PLC	21,150

	TOTAL	178,804

	Transportation Infrastructure —0.5%
237	Abertis Infraestructuras SA	6,153
600	Associated British Ports Holdings PLC	7,550
520	Autostrade SpA	12,882
1,570	BAA PLC	22,637
850	BBA Group PLC	4,150
830	Brisa-Auto Estrada de Portugal SA	8,180

510	Cintra Concesiones de Infraestructuras de Transporte SA	6,630
3,970	Macquarie Infrastructure Group	10,836
60	Societe Des Autoruutes Paris-Rhin-Rhone	4,450
1,510	Transurban Group	7,291

	TOTAL	90,759

	Water Utilities —0.1%
630	Kelda Group PLC	8,640
560	Severn Trent PLC	10,879

	TOTAL	19,519

	Wireless Telecommunication Service —1.6%
270	Bouygues	14,371
200	Cosmote Mobile Telecommunications SA	4,637
4	KDDI Corp.	21,414
27	NTT Docomo, Inc.	39,985
92,920	Vodafone Group PLC	194,742

	TOTAL	275,149

	TOTAL COMMON STOCKS (IDENTIFIED COST $15,500,164)	16,414,710

	PREFERRED STOCK —0.0%
100	Schindler Holdings AG (IDENTIFIED COST $4,136)	5,335

	RIGHTS/WARRANTS —0.0%
160	Syngenta AG	201
230	Vinci SA	494

	TOTAL RIGHTS/WARRANTS (IDENTIFIED COST $155)	695

	U.S. TREASURY—3.0%
$515,000	[2] United StatesTreasury Bills, 4.40%, 6/8/2006 (IDENTIFIED COST $510,720)	510,720

	MUTUAL FUND—0.8%
130,611	Aim Prime Fund (AT NET ASSET VALUE)	130,611

	TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $16,145,786)	17,062,071

	OTHER ASSETS AND LIABILITIES—NET—1.3%	229,318

	TOTAL NET ASSETS—100%	$17,291,389

1	Non-income producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on the valuation date and, in general, as furnished by an independent pricing service. Equity securities are valued at the latest quoted sales price or official closing price taken from the primary market in which each security trades; those securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Fixed-income instruments (other than short-term instruments) are generally valued at an evaluated mean price (which utilizes both dealer-supplied valuations and electronic data processing techniques which consider such factors as security prices, yields, maturities, and ratings) as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source. Open-end investment companies are generally valued at their net asset value per share. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investments for federal tax purposes was $16,145,786. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and any unrealized appreciation/depreciation from futures contracts was $916,285. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,111,179 and net unrealized depreciation from investments for those securities having an excess of cost over value of $194,894.

At March 31, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
DJ Euro Stoxx 50 Index Futures	4	$184,303	June 2006	$283
FTSE 100 Index Futures	2	$207,667	June 2006	$(475)
Topix Index Futures	1	$147,028	June 2006	$9,772

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

AARP PORTFOLIOS

U.S. BOND MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2006 (unaudited)

Shares or Principal Amount		Value
	MORTGAGE PASS-THROUGH—33.7%
	Federal Home Loan Mortgage Corporation—10.6%
$50,000	Federal Home Loan Mortgage Corp., 5.250%, 2/24/2011	$49,811
100,000	Pool A43544, 6.000%, 3/1/2036	100,094
649,935	Pool A43737, 5.500%, 3/1/2036	634,838
149,985	Pool A44159, 4.500%, 3/1/2036	138,346
293,588	Pool A46611, 5.000%, 8/1/2035	279,500
256,357	Pool A47388, 5.000%, 10/1/2035	244,056
489,502	Pool G18052, 4.500%, 5/1/2020	467,506
300,000	TBA Apr 30 Gold Single, 6.000%, 12/1/2099	300,117

	TOTAL	2,214,268

	Federal National Mortgage Association—19.3%
248,153	Pool 826572, 5.500%, 7/1/2020	246,800
495,641	Pool 878712, 5.000%, 12/1/2020	483,572
247,957	Pool 827704, 4.000%, 1/1/2021	231,983
166,896	Pool 726212, 5.500%, 7/1/2033	163,288
134,314	Pool 555679, 5.000%, 8/1/2033	128,272
503,262	Pool 555800, 5.500%, 10/1/2033	492,382
148,583	Pool 796197, 5.500%, 11/1/2034	145,295
521,947	Pool 796284, 5.500%, 12/1/2034	497,948
500,049	Pool 845409, 6.000%, 1/1/2036	500,383
283,354	Pool 745155, 6.500%, 1/1/2036	289,205
300,000	TBA Apr 30 Single Family, 5.000%, 12/1/2099	285,563
300,000	TBA Apr 30 Single Family, 5.500%, 12/1/2099	292,781
300,000	TBA Apr 30 Single Family, 6.500%, 12/1/2099	305,977

	TOTAL	4,063,449

	Government National Mortgage Association—3.8%
250,000	TBA Apr 30 Single Family, 5.000%, 12/2/2066	242,188
250,000	TBA Apr 30 Single Family, 5.500%, 12/1/2099	247,578
300,000	TBA Apr 30 Single Family, 6.000%, 12/1/2099	303,422

	TOTAL	793,188

	TOTAL MORTAGE PASS-THROUGH (IDENTIFIED COST $7,146,095)	7,070,905

	U.S. TREASURY—21.6%
	U.S. Treasury Bonds—8.0%
75,000	4.500%, 2/15/2036	70,395
40,000	6.125%, 8/15/2029	45,872
200,000	6.750%, 8/15/2026	242,297
245,000	6.875%, 8/15/2025	299,149
100,000	7.250%, 5/15/2016	118,297
100,000	7.500%, 11/15/2016	120,867
220,000	8.000%, 11/15/2021	289,060
80,000	8.500%, 2/15/2020	107,313
100,000	8.875%, 8/15/2017	133,555
110,000	9.250%, 2/15/2016	146,953
100,000	10.375%, 11/15/2012	108,496

	TOTAL	1,682,254

	U.S. Treasury Notes—13.6%
190,000	2.750%, 8/15/2007	184,753
100,000	3.000%, 11/15/2007	97,164
200,000	3.250%, 8/15/2007	195,813
150,000	3.375%, 12/15/2008	144,592
300,000	3.500%, 5/31/2007	295,488
325,000	3.875%, 2/15/2013	306,541
300,000	3.875%, 9/15/2010	288,668
250,000	4.000%, 3/15/2010	242,705
100,000	4.250%, 1/15/2011	97,551
60,000	4.250%, 11/15/2014	57,366
350,000	4.375%, 11/15/2008	346,117
200,000	4.375%, 11/31/2007	198,469
200,000	4.375%, 12/15/2010	196,242
160,000	4.500%, 11/15/2010	157,900
50,000	4.875%, 2/15/2012	50,094

	TOTAL	2,859,463

	TOTAL U.S. TREASURY (IDENTIFIED COST $4,622,206)	4,541,717

	CORPORATE BONDS—19.1%

	Electric & Gas—1.7%
10,000	Appalachian Power Co., 5.00%, 6/1/2017	9,250
10,000	Carolina Power & Light Co., 5.125%, 9/15/2013	9,715
50,000	Commonwealth Edison Co., 3.70%, 2/1/2008	48,515
25,000	Commonwealth Edison Co., 5.90%, 3/15/2036	23,895
15,000	Dominion Resources Inc., 5.15%, 7/15/2015	14,115
25,000	Exelon Corp., 4.45%, 6/15/2010	23,891
15,000	Exelon Corp., 5.625%, 6/15/2035	13,660
20,000	Firstenergy Corp., 7.375%, 11/15/2031	22,283
25,000	Firstenergy Corp., 6.45%, 11/15/2011	25,899
25,000	Oneok Inc., 5.20%, 6/15/2015	23,809
50,000	Pacific Gas & Electric Co., 3.60%, 3/1/2009	47,582
15,000	Pacific Gas & Electric Co., 6.05%, 3/1/2034	14,727
25,000	[1] Pepco Holdings Inc., 5.50%, 8/15/2007	25,011
25,000	Sempra Energy, 7.95%, 3/1/2010	27,023
25,000	XTO Energy Inc., 6.10%, 4/1/2036	24,412

	TOTAL	353,787

	Finance—9.8%
25,000	Abbey National PLC, 7.95%, 10/26/2029	30,750
20,000	American General Finance Corp., MTN, 5.40%, 12/1/2015	19,401
25,000	Archstone-Smith, 5.75%, 3/15/2016	24,855
100,000	Bank of New York, 5.05%,3/3/2009	99,275
25,000	Bank One Corp., 4.125%, 9/1/2007	24,596
30,000	Bear Stearns & Co Inc., 5.30%, 10/30/2015	29,057
10,000	[1] Berkshire Hathaway Finance Corp., 4.85%, 1/15/2015	9,536
10,000	Chubb Corporation, 6.00%, 11/15/2011	10,210
10,000	Cincinnati Financial Corp., 6.92%, 5/15/2028	10,749
25,000	CIT Group Inc., 5.00%, 2/1/2015	23,660
100,000	Citigroup Inc., 4.125%, 2/22/2010	95,763
100,000	[1] Citigroup Inc., 5.00%, 9/15/2014	95,872
50,000	Countrywide Financial Corp., 4.50%, 6/15/2010	47,941
25,000	Countrywide Home Loan Inc., MTN, 5.625%, 5/15/2007	25,081
100,000	Credit Suisse First Boston USA, 5.125%, 8/15/2015	95,857
25,000	Credit Suisse First Boston USA, 5.75%, 4/15/2007	25,121
50,000	Credit Suisse USA Inc, 5.25%, 3/2/2011	49,482
50,000	European Investment Bank, 4.500%, 2/17/2009	49,337

20,000	General Electric Cap Corp., MTN, 3.50%, 5/1/2008	19,333
30,000	General Electric Cap Corp., MTN, 5.00%, 6/15/2007	29,930
50,000	General Electric Cap Corp., MTN, 5.875%, 2/15/2012	51,144
10,000	Genworth Financial Inc., 4.75%, 6/15/2009	9,820
15,000	Goldman Sachs Capital I, 6.345%, 2/15/2034	14,923
50,000	Goldman Sachs Group Inc., 6.875%, 1/15/2011	52,834
10,000	Goldman Sachs Group Inc., 7.80%, 1/28/2010	10,796
100,000	Household Finance Corp., 4.125%, 12/15/2008	97,016
25,000	Istar Financial Inc., 5.65%, 9/15/2011	24,687
50,000	John Deer Capital Corporation MTN Bank, 4.875%, 3/16/2009	49,386
100,000	JP Morgan Chase & Co.	105,249
25,000	JP Morgan Chase Capital XV, 5.875%, 3/15/2035	23,444
25,000	Lehman Brothers Holdings Inc., 3.50%, 8/7/2008	24,035
25,000	Lehman Brothers Holdings Inc., 7.875%, 8/15/2010	27,330
50,000	Lehman Brothers Holdings Inc., 5.50%, 4/4/2016	49,110
25,000	Marsh & Mclennan Cos. Inc., 7.125%, 6/15/2009	26,018
50,000	Marshall & Ilsley Corporation, 5.36%, 4/1/2011	49,815
35,000	Merrill Lynch & Co Inc., 4.25%, 9/14/2007	34,495
10,000	Metlife Inc., 5.70%, 6/15/2035	9,455
10,000	Metlife Inc., 6.125%, 12/1/2011	10,327
40,000	Morgan Stanley, 5.375%, 10/15/2015	38,814
100,000	Oesterreichische Kontrollbank, 4.875%, 2/16/2016	97,608
100,000	Principal Life Income Funding Trust, 5.125%, 3/1/2011	98,792
25,000	[1] Simon Property Group L.P., 5.10%, 6/15/2015	23,690
20,000	Transatlantic Holdings Inc., 5.75%, 12/14/2015	19,714
25,000	Vornado Realty L.P., 5.60%, 2/15/2011	24,802
25,000	Wachovia Bank NA, 4.85%, 7/30/2007	24,868
50,000	Wachovia Bank NA, 4.875%, 2/1/2015	47,250
100,000	Washington Mutual Bank Chatsworth, 5.50%, 1/15/2013	98,973
100,000	Wells Fargo & Company, 3.50%, 4/4/2008	96,819

	TOTAL	2,057,020

	Industrial—7.4%
25,000	Alcoa Inc, 7.375%, 8/1/2010	26,813
20,000	Alltel Corp, 6.80%, 5/1/2029	20,890
25,000	Amerada Hess Corp., 7.30%, 8/15/2031	27,920
10,000	[1] Amerisourcebergen Corp., 5.875%, 9/15/2015	9,886
25,000	Ameritech Capital Funding Corp., 6.15%, 1/15/2008	25,231
20,000	Ameritech Capital Funding Corp., 6.55%, 1/15/2028	19,600
25,000	Archer Daniels-Midland, 7.00%, 2/1/2031	27,942
50,000	Archer Daniels-Midland, 8.875%, 4/15/2011	57,311
10,000	[1] Baxter International Inc., 4.625%, 3/15/2015	9,238
10,000	Caterpillar Inc., 6.625%, 7/15/2028	10,977
100,000	Cisco Systems Inc., 5.25%, 2/22/2011	99,252
10,000	Clear Channel Communications, 5.50%, 9/15/2014	9,255
50,000	Comcast Corp, 5.90%, 3/15/2016	49,125
25,000	Comcast Corp, 6.45%, 3/15/2037	24,134
50,000	Dow Chemical Co., 6.00%, 10/1/2012	51,266
15,000	Duke Capital Corp., 5.50%, 3/1/2014	14,690
50,000	Dun & Bradstreet Corp., 5.50%, 3/15/2011	49,753
25,000	[1] Electronic Data Systems Corp., 6.50%, 8/1/2013	25,460
25,000	Encana Corp., 4.75%, 10/15/2013	23,772
50,000	[1] Enterprise Products Operating L.P., 4.625%, 10/15/2009	48,357
10,000	[1] Enterprise Products Operating L.P., 6.875%, 3/1/2033	10,248
25,000	[1] Harrahs Operating Co. Inc., 5.50%, 7/1/2010	24,770
25,000	1 HJ Heinz Finance Co., 6.00%, 3/15/2012	24,969
25,000	Honeywell International Inc., 5.40%, 3/15/2016	24,725

25,000	Honeywell International Inc., 5.70%, 3/15/2036	24,386
50,000	Honeywell International Inc., 7.50%, 3/1/2010	53,713
10,000	Johnson & Johnson, 4.95%, 5/15/2033	9,157
25,000	Kinder Morgan Energy Partners, 5.00%, 12/15/2013	23,714
25,000	[1] Kinder Morgan Inc., 6.50%, 9/1/2012	25,898
25,000	Lockheed Martin Corp., 7.75%, 5/1/2026	29,886
25,000	[1] May Department Stores Co., 6.70%, 7/15/2034	25,493
25,000	Murphy Oil Corp, 6.375%, 5/1/2012	25,977
10,000	News America Holdings Inc., 9.25%, 2/1/2013	11,808
25,000	Noranda Inc., 5.50%, 6/15/2017	23,168
10,000	Norfolk Southern Corp., 7.70%, 5/15/2017	11,606
15,000	Norfolk Southern Corp., 7.80%, 5/15/2027	18,051
50,000	[1] Oracle Corp / Ozark Holding Inc., 5.25%, 1/15/2016	48,055
25,000	Petro-Canada, 7.00%, 11/15/2028	26,849
50,000	Prologis, 5.50%, 4/1/2012	49,481
25,000	Raytheon Co., 6.55%, 3/15/2010	25,942
50,000	Sabre Holdings Corp., 6.35%, 3/15/2016	48,653
40,000	Sprint Capital Corp., 7.625%, 1/30/2011	43,304
10,000	Teva Pharmaceutical Finance Co., LLC, 5.55%, 2/1/2016	9,664
10,000	Teva Pharmaceutical Finance Co., LLC, 6.15%, 2/1/2036	9,456
25,000	[1] Tyco International Group SA, 6.00%, 11/15/2013	25,152
50,000	UnitedHealth Group Inc., 5.25%, 3/15/2011	49,642
25,000	Valero Energy Corp., 7.50%, 4/15/2032	28,831
30,000	Verizon New England Inc., 6.50%, 9/15/2011	30,491
50,000	Wal-Mart Stores Inc., 4.125%, 7/1/2010	47,797
25,000	[1] Waste Management Inc., 6.375%, 11/15/2012	25,999
50,000	[1] Weyerhaeuser Co., 7.375%, 3/15/2032	53,550
25,000	[1] Wyeth, 5.50%, 2/15/2016	24,597

	TOTAL	1,545,904

	Telephone—0.2%
30,000	Bellsouth Corp., 5.20%, 9/15/2014	28,739
10,000	Bellsouth Corp., 6.00%, 11/15/2034	9,357
10,000	Verizon Global Funding Corp., 5.85%, 9/15/2035	8,999

	TOTAL	47,095

	TOTAL CORPORATE BONDS (IDENTIFIED COST $4,077,388)	4,003,806

	GOVERNMENT AGENCIES—11.8%
550,000	Federal Home Loan Bank, 4.625%, 11/21/2008	544,296
100,000	Federal Home Loan Banks, 3.375%, 9/14/2007	97,678
100,000	Federal Home Loan Banks, 4.125%, 10/19/2007	98,595
500,000	Federal Home Loan Corp., 4.375%, 11/16/2007	494,572
200,000	Federal Home Loan Mortgage Corp., 4.750%, 11/17/2015	193,621
30,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	33,991
100,000	Federal National Mortgage Association., 4.250%, 9/15/2007	98,841
550,000	Federal National Mortgage Association., 4.750%, 12/15/2010	541,188
25,000	Federal National Mortgage Association, 5.800%, 2/9/2026	24,516
35,000	Federal National Mortgage Association, 7.250%, 5/15/2030	44,087
25,000	Financing Corp., 9.650%, 11/2/2018	34,737
50,000	Freddie Mac, 5.270%, 4/7/2010	49,882
150,000	Republic of Italy, 4.000%, 6/16/2008	146,523
25,000	Republic of Korea, 4.875%, 9/22/2014	23,852
25,000	Tennessee Valley Authority, 6.750%, 11/1/2025	29,290
20,000	United Mexican Sts., 6.675%, 9/27/2034	20,700

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $2,510,364)	2,476,369

	COMMERCIAL PAPER—3.8%[2]
303,000	Atlantic Asset Securitization, 4.80%, 4/4/2006	302,879

500,000	Charta Corp., Yrs 1&2, 4.77%, 4/20/2006	498,741

	TOTAL COMMERCIAL PAPER (IDENTIFIED COST $801,620)	801,620

	YANKEE—3.6%
	Canadian—0.4%
25,000	Nexen Inc., 5.875%, 3/10/2035	23,382
50,000	Quebec Province Canada, 4.60%, 5/26/2015	47,289
10,000	Quebec Province Canada, 7.50%, 9/15/2029	12,467

	TOTAL	83,138

	Other Yankee—2.6%
15,000	[1] America Movil SA de CV, 5.75%, 1/15/2015	14,572
50,000	British Telecommunications PLC, 8.375%, 12/15/2010	55,824
25,000	Deutsche Telekom International Finance BV, 8.25%, 6/15/2030	29,992
25,000	Export Import Bank Korea, 5.125%, 2/14/2011	24,555
25,000	Hydro Quebec, 6.30%, 5/11/2011	26,090
100,000	Landwirtschaftliche Rentenbank, 4.875%, 2/14/2011	98,694
100,000	Landwirtschaftliche Rentenbank, 5.16%, 2/27/2009	99,623
100,000	Republic of Korea., 5.625%, 6/15/2012	101,969
50,000	Swedish Export Credit, 4.625%, 2/17/2009	49,306
25,000	United Mexican Systems MTN., 6.625%, 3/3/2015	26,150
25,000	Weatherford International Inc., 5.50%, 2/15/2016	24,560

	TOTAL	551,335

	Supranational—0.6%
50,000	African Development Bank	48,090
50,000	European Investment Bank, 4.125%, 9/15/2010	48,099
25,000	International Bank for Reconstruction and Development, 7.625%, 1/19/2023	31,515

	TOTAL	127,704

	TOTAL YANKEE (IDENTIFIED COST $775,989)	762,177

	COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%
	Whole Loan—2.5%
20,000	Banc of America Commercial Mortgage Inc., 5.23%, 10/10/2045	19,758
40,000	Bear Stearns Commercial Mortgage Securities Inc., 4.74%, 3/13/2040	38,281
20,000	Credit Suisse First Boston Mortgage, 4.73%, 7/15/2037	18,736
35,000	Credit Suisse First Boston Mortgage, 5.416%, 5/15/2036	34,509
15,000	Greenwich Capital Commercial Funding Corp., 5.224%, 4/10/2037	14,615
15,000	GS Mortgage Securities Corporation II, 4.761%, 7/10/2039	14,146
20,000	JP Morgan Chase Commercial Mortgage Securities, 5.038%, 3/15/2046	19,249
15,000	JP Morgan Chase Commercial Mortgage Securities, 4.999%, 10/15/2042	14,317
35,000	JP Morgan Chase Commercial Mortgage Securities, 4.959%, 8/15/2042	33,920
48,687	LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	48,491
25,000	LB-UBS Commercial Mortgage Trust, 5.084%, 2/15/2031	24,699
20,000	LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	19,587
20,000	LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	19,602
15,000	Wachovia Bank Commercial Mortgage Trust, 4.516%, 5/15/2044	14,473
100,000	Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	99,655
50,000	Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	49,937
50,000	Wachovia Bank Commercial Mortgage Trust, 5.515%, 1/15/2045	49,252

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $543,227)	533,227

	COLLATERALIZED MORTGAGE-BACKED SECURITIES—2.2%
25,000	Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	26,692
9,482	Credit Suisse First Boston, 6.48%, 5/17/2040	9,679
25,000	CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	26,068
150,000	GE Capital Commercial Mortgage Corporation, 5.189%, 7/10/2039	146,124
25,000	GMAC Commercial Mortgage Securities Inc., 6.465, 4/15/2034	26,109
20,000	GMAC Commercial Mortgage Securities Inc., 6.957, 9/15/2035	21,184

20,000	JP Morgan Chase Commercial Mortgage Securities, 4.879%, 1/12/2038	19,182
150,000	Morgan Stanley Capital I Inc., 7.060%, 6/3/2030	154,759
24,024	Salomon Brothers Mortgage Securities VII, 7.455%, 7/18/2033	25,430

	TOTAL COLLATERALIZED MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $459,748)	455,227

	ASSET-BACKED SECURITIES—0.9%
	Credit Card—0.2%
15,000	Citibank Credit Card Issuance Trust, 4.75%, 12/10/2015	14,404
25,000	MBNA Master Credit Card Trust, 5.90%, 8/15/2011	25,530

	TOTAL	39,934

	Home Equity Loan—0.1%
25,000	Residential Asset Securities Mortgage Pass, 3.87%, 5/25/2033	23,587

	Other Asset-Backed—0.6%
20,000	Citibank Credit Card Issuance Trust, 3.20%, 8/24/2009	19,461
20,000	CWABS Inc., 4.454%, 11/25/2035	19,766
25,000	Detroit Edison Securitization Funding LLC, 6.19%, 3/1/2013	25,806
25,000	Ford Credit Auto Owner Trust, 3.54%, 11/15/2008	24,447
25,000	Nissan Auto Receivables Owner Trust, 4.74%, 9/15/2009	24,822
10,000	PSE & G Transition Funding LLC, 6.75%, 6/15/2016	10,874

	TOTAL	125,176

	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $191,038)	188,697

	MUNICIPAL—0.1%
25,000	Illinois St., 5.10%, 6/1/2033 (IDENTIFIED COST $24,431)	23,378

	MUTUAL FUND—0.3%
69,529	Aim Prime Fund (AT NET ASSET VALUE)	69,529

	TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $21,221,635)	20,926,652

	OTHER ASSETS AND LIABILITIES — NET — 0.4%	86,995

	TOTAL NET ASSETS — 100%	$21,013,647

1	Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $ 550,353 which represents 2.6% of total net assets.
2	These issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Standard Time) on the valuation date and, in general, as furnished by an independent pricing service. Equity securities are valued at the latest quoted sales price or official closing price taken from the primary market in which each security trades; those securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Fixed-income instruments (other than short-term instruments) are generally valued at an evaluated mean price (which utilizes both dealer-supplied valuations and electronic data processing techniques which consider such factors as security prices, yields, maturities, and ratings) as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source. Open-end investment companies are generally valued at their net asset value per share. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2006, the cost of investments for federal tax purposes was $21,221,635. The net unrealized depreciation of investments for federal tax purposes was $294,983. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $299 and net unrealized depreciation from investments for those securities having an excess of cost over value of $295,282.

The following acronyms are used throughout this portfolio:

MTN	—Medium Term Note
TBA	—To be Announced

Item 2. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Larry Renfro, the registrant’s President and Principal Executive Officer, and Richard Hisey, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Renfro and Mr. Hisey determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP FUNDS

By:	/s/ Larry Renfro
Larry Renfro
President and Principal Executive Officer

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry Renfro
Larry Renfro
President and Principal Executive Officer

Date: May 23, 2006

By:	/s/ Richard Hisey
Richard Hisey
Treasurer and Principal Financial Officer

Date: May 23, 2006